JPMorgan Short Duration Bond Fund
Schedule of Portfolio Investments as of November 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 24.8%
Automobiles — 0.6%
General Motors Co. 6.13%, 10/1/2025	9,000	9,074
Hyundai Capital America
1.80%, 10/15/2025 (a)	8,440	8,213
1.30%, 1/8/2026 (a)	5,075	4,882
3.00%, 2/10/2027 (a)	5,806	5,588
5.28%, 6/24/2027 (a)	12,355	12,490
4.55%, 9/26/2029 (a)	18,395	18,070
		58,317
Banks — 15.1%
ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (a)	9,191	9,156
AIB Group plc (Ireland) (SOFR + 2.33%), 6.61%, 9/13/2029 (a) (b)	14,120	14,894
ASB Bank Ltd. (New Zealand) 5.35%, 6/15/2026 (a)	17,260	17,445
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.86%, 9/14/2026 (b)	24,200	24,328
Banco Santander SA (Spain)
2.75%, 5/28/2025	4,400	4,352
5.15%, 8/18/2025	8,400	8,414
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	5,000	4,718
6.61%, 11/7/2028	8,200	8,725
Bank of America Corp.
(SOFR + 1.15%), 1.32%, 6/19/2026 (b)	14,105	13,838
(SOFR + 1.29%), 5.08%, 1/20/2027 (b)	35,240	35,340
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (b)	6,558	6,401
(SOFR + 1.63%), 5.20%, 4/25/2029 (b)	25,545	25,852
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (a) (b)	11,690	11,788
(SOFR + 1.62%), 5.60%, 3/20/2030 (a) (b)	8,870	9,047
Bank of Montreal (Canada)
5.30%, 6/5/2026	20,025	20,235
5.27%, 12/11/2026	10,410	10,550
Series f2f, (SOFR + 0.88%), 4.57%, 9/10/2027 (b)	23,025	22,980
Bank of New Zealand (New Zealand) 4.85%, 2/7/2028 (a)	15,120	15,215
Bank of Nova Scotia (The) (Canada)
4.75%, 2/2/2026	21,890	21,923
5.35%, 12/7/2026	16,400	16,642
(SOFR + 1.00%), 4.40%, 9/8/2028 (b)	20,120	19,971
Banque Federative du Credit Mutuel SA (France)
4.94%, 1/26/2026 (a)	19,910	19,944
5.90%, 7/13/2026 (a)	13,540	13,784
5.09%, 1/23/2027 (a)	11,975	12,071
Barclays plc (United Kingdom)
(SOFR + 1.49%), 5.67%, 3/12/2028 (b)	20,355	20,685
(SOFR + 1.34%), 4.84%, 9/10/2028 (b)	13,245	13,190
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (b)	17,100	16,845
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (b)	9,670	9,276
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.34%, 6/12/2029 (a) (b)	12,000	12,149

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.28%), 5.28%, 11/19/2030 (a) (b)	22,355	22,455
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (b)	16,801	16,328
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (b)	10,480	10,567
(SOFR + 2.27%), 6.71%, 10/19/2029 (a) (b)	10,000	10,532
CaixaBank SA (Spain) (SOFR + 2.08%), 6.68%, 9/13/2027 (a) (b)	18,495	19,011
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.93%), 4.51%, 9/11/2027 (b)	19,135	19,066
5.00%, 4/28/2028	17,230	17,388
Citibank NA 5.49%, 12/4/2026	12,135	12,341
Citigroup, Inc.
(SOFR + 2.84%), 3.11%, 4/8/2026 (b)	8,525	8,472
(SOFR + 1.55%), 5.61%, 9/29/2026 (b)	23,415	23,555
(SOFR + 0.77%), 1.12%, 1/28/2027 (b)	13,725	13,147
(SOFR + 1.36%), 5.17%, 2/13/2030 (b)	18,585	18,785
(SOFR + 1.34%), 4.54%, 9/19/2030 (b)	22,140	21,801
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.00%, 9/24/2026 (a) (b)	10,550	10,214
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (a) (b)	9,495	9,713
Credit Agricole SA (France)
4.38%, 3/17/2025 (a)	29,887	29,787
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (b)	12,090	11,886
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (b)	8,895	9,304
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (b)	7,155	7,328
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (b)	14,945	14,503
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (a) (b)	20,942	19,471
Federation des Caisses Desjardins du Quebec (Canada)
2.05%, 2/10/2025 (a)	2,378	2,365
4.40%, 8/23/2025 (a)	2,052	2,048
(SOFRINDX + 1.09%), 5.28%, 1/23/2026 (a) (b)	25,970	25,972
5.25%, 4/26/2029 (a)	15,410	15,651
HSBC Holdings plc (United Kingdom)
(SOFR + 1.43%), 3.00%, 3/10/2026 (b)	10,650	10,590
(SOFR + 1.54%), 1.65%, 4/18/2026 (b)	15,272	15,080
(SOFR + 1.93%), 2.10%, 6/4/2026 (b)	11,950	11,778
(SOFR + 1.57%), 5.89%, 8/14/2027 (b)	15,380	15,615
(SOFR + 1.06%), 5.60%, 5/17/2028 (b)	18,740	19,009
(SOFR + 1.04%), 5.13%, 11/19/2028 (b)	19,840	19,926
KBC Group NV (Belgium)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (b)	5,645	5,784
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (a) (b)	18,155	18,029
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.72%, 8/11/2026 (b)	21,380	21,326
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (b)	16,745	17,020
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.87%, 3/6/2029 (b)	13,210	13,567

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.72%, 6/5/2030 (b)	20,665	21,228
Mitsubishi UFJ Financial Group, Inc. (Japan) 1.41%, 7/17/2025	5,310	5,201
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (b)	18,070	17,159
Morgan Stanley Bank NA
(SOFR + 0.68%), 4.45%, 10/15/2027 (b)	32,680	32,509
(SOFR + 0.93%), 4.97%, 7/14/2028 (b)	6,720	6,756
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	13,000	13,002
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (b)	2,770	2,832
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (b)	16,754	16,935
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (a)	15,350	15,719
Nordea Bank Abp (Finland) 4.75%, 9/22/2025 (a)	19,165	19,178
Royal Bank of Canada (Canada)
(SOFR + 0.79%), 5.07%, 7/23/2027 (b)	21,930	22,068
(SOFRINDX + 0.86%), 4.52%, 10/18/2028 (b)	23,060	22,991
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (b)	5,660	5,519
(SOFR + 2.75%), 6.83%, 11/21/2026 (b)	10,560	10,728
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (a)	15,980	16,318
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.23%, 1/21/2026 (a) (b)	13,440	13,379
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (b)	31,760	32,179
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (b)	2,059	1,955
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (a) (b)	33,120	33,600
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.15%), 5.01%, 10/15/2030 (a) (b)	12,805	12,709
Sumitomo Mitsui Financial Group, Inc. (Japan) 1.47%, 7/8/2025	20,905	20,509
Sumitomo Mitsui Trust Bank Ltd. (Japan)
5.65%, 3/9/2026 (a)	7,590	7,680
4.45%, 9/10/2027 (a)	23,220	23,103
Toronto-Dominion Bank (The) (Canada) 5.53%, 7/17/2026	17,645	17,867
Wells Fargo & Co.
(SOFR + 1.32%), 3.91%, 4/25/2026 (b)	600	598
(SOFR + 1.51%), 3.53%, 3/24/2028 (b)	14,645	14,236
(SOFR + 1.07%), 5.71%, 4/22/2028 (b)	23,760	24,236
(SOFR + 1.98%), 4.81%, 7/25/2028 (b)	14,025	14,019
(SOFR + 1.74%), 5.57%, 7/25/2029 (b)	16,450	16,864
(SOFR + 1.79%), 6.30%, 10/23/2029 (b)	7,920	8,330
Westpac New Zealand Ltd. (New Zealand)
5.13%, 2/26/2027 (a)	10,695	10,813
4.90%, 2/15/2028 (a)	8,935	8,988
		1,468,380
Beverages — 0.1%
Constellation Brands, Inc. 5.00%, 2/2/2026	13,160	13,154

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — 3.9%
Bank of New York Mellon Corp. (The) (SOFR + 0.84%), 4.89%, 7/21/2028 (b)	21,905	22,050
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (b)	8,703	8,462
(SOFR + 1.22%), 2.31%, 11/16/2027 (b)	4,997	4,742
(SOFR + 1.59%), 5.71%, 2/8/2028 (b)	6,000	6,076
5.41%, 5/10/2029	5,235	5,342
(SOFR + 2.51%), 6.82%, 11/20/2029 (b)	8,395	8,867
Goldman Sachs Bank USA (SOFR + 0.75%), 5.41%, 5/21/2027 (b)	7,050	7,109
Goldman Sachs Group, Inc. (The)
(SOFR + 1.08%), 5.80%, 8/10/2026 (b)	28,070	28,253
(SOFR + 0.79%), 1.09%, 12/9/2026 (b)	13,850	13,335
(SOFR + 1.77%), 6.48%, 10/24/2029 (b)	13,300	14,071
(SOFR + 1.27%), 5.73%, 4/25/2030 (b)	13,460	13,892
(SOFR + 1.21%), 5.05%, 7/23/2030 (b)	20,450	20,559
Macquarie Bank Ltd. (Australia) 5.27%, 7/2/2027 (a)	16,030	16,342
Macquarie Group Ltd. (Australia) (SOFR + 1.07%), 1.34%, 1/12/2027 (a) (b)	15,754	15,131
Morgan Stanley
(SOFR + 0.51%), 5.10%, 1/22/2025 (b)	46,955	46,962
(SOFR + 0.72%), 0.99%, 12/10/2026 (b)	18,126	17,425
(SOFR + 2.24%), 6.30%, 10/18/2028 (b)	20,930	21,785
(SOFR + 1.73%), 5.12%, 2/1/2029 (b)	10,610	10,714
(SOFR + 1.63%), 5.45%, 7/20/2029 (b)	3,690	3,770
(SOFR + 1.26%), 5.66%, 4/18/2030 (b)	17,775	18,307
Nomura Holdings, Inc. (Japan)
1.85%, 7/16/2025	8,625	8,459
1.65%, 7/14/2026	20,765	19,704
UBS AG (Switzerland) 7.50%, 2/15/2028	7,755	8,359
UBS Group AG (Switzerland)
3.75%, 3/26/2025	2,555	2,546
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.71%, 1/12/2027 (a) (b)	8,594	8,663
(SOFR + 3.70%), 6.44%, 8/11/2028 (a) (b)	5,038	5,233
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (b)	24,645	25,250
		381,408
Construction & Engineering — 0.1%
Quanta Services, Inc. 4.75%, 8/9/2027	12,175	12,180
Consumer Finance — 1.5%
AerCap Ireland Capital DAC (Ireland)
6.50%, 7/15/2025	12,660	12,757
4.45%, 10/1/2025	4,295	4,282
2.45%, 10/29/2026	5,000	4,780
6.45%, 4/15/2027	14,854	15,390
American Express Co.
(SOFR + 1.00%), 4.99%, 5/1/2026 (b)	11,195	11,203
(SOFRINDX + 0.75%), 5.65%, 4/23/2027 (b)	20,170	20,400
(SOFR + 0.93%), 5.04%, 7/26/2028 (b)	13,755	13,859

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (a)	16,775	16,806
5.75%, 3/1/2029 (a)	22,610	23,142
Capital One Financial Corp.
(SOFR + 2.08%), 5.47%, 2/1/2029 (b)	10,450	10,571
(SOFR + 1.91%), 5.70%, 2/1/2030 (b)	13,230	13,544
		146,734
Consumer Staples Distribution & Retail — 0.1%
Kroger Co. (The) 4.60%, 8/15/2027	12,450	12,505
Electric Utilities — 0.6%
Alliant Energy Finance LLC 1.40%, 3/15/2026 (a)	4,640	4,429
Enel Finance International NV (Italy) 5.13%, 6/26/2029 (a)	11,710	11,817
Entergy Corp. 0.90%, 9/15/2025	2,915	2,825
NextEra Energy Capital Holdings, Inc. 5.75%, 9/1/2025	7,435	7,482
Pacific Gas and Electric Co. 5.55%, 5/15/2029	26,901	27,544
Virginia Power Fuel Securitization LLC Series A-1, 5.09%, 5/1/2027	3,479	3,494
		57,591
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc. 5.40%, 6/12/2029	1,680	1,717
Financial Services — 0.6%
Global Payments, Inc. 4.95%, 8/15/2027	12,305	12,364
Nationwide Building Society (United Kingdom)
(SOFR + 1.91%), 6.56%, 10/18/2027 (a) (b)	17,115	17,600
(SOFR + 1.29%), 2.97%, 2/16/2028 (a) (b)	5,000	4,789
5.13%, 7/29/2029 (a)	22,135	22,365
		57,118
Ground Transportation — 0.1%
Penske Truck Leasing Co. LP 1.20%, 11/15/2025 (a)	9,600	9,270
Independent Power and Renewable Electricity Producers — 0.2%
Constellation Energy Generation LLC
3.25%, 6/1/2025	4,675	4,633
5.60%, 3/1/2028	10,415	10,710
		15,343
Insurance — 1.0%
Athene Global Funding 2.50%, 1/14/2025 (a)	3,165	3,155
CNO Global Funding 5.88%, 6/4/2027 (a)	16,775	17,148
Equitable Financial Life Global Funding 1.00%, 1/9/2026 (a)	13,395	12,858
F&G Global Funding
1.75%, 6/30/2026 (a)	11,240	10,676
5.88%, 6/10/2027 (a)	20,970	21,310
Jackson National Life Global Funding 3.88%, 6/11/2025 (a)	10,000	9,949
Protective Life Global Funding 5.21%, 4/14/2026 (a)	17,325	17,439
		92,535

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — 0.3%
DTE Energy Co. 5.10%, 3/1/2029	20,225	20,455
NiSource, Inc. 0.95%, 8/15/2025	7,710	7,500
WEC Energy Group, Inc. 5.00%, 9/27/2025	5,625	5,638
		33,593
Oil, Gas & Consumable Fuels — 0.3%
Energy Transfer LP 5.63%, 5/1/2027 (a)	16,335	16,376
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	12,825	12,556
		28,932
Semiconductors & Semiconductor Equipment — 0.1%
Microchip Technology, Inc. 4.25%, 9/1/2025	7,850	7,814
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc. 3.38%, 4/15/2029	17,770	16,747
Total Corporate Bonds (Cost $2,402,837)		2,413,338
Asset-Backed Securities — 24.3%
ACC Trust Series 2022-1, Class B, 2.55%, 2/20/2025 (a)	185	185
Accelerated LLC Series 2021-1H, Class A, 1.35%, 10/20/2040 (a)	790	722
Affirm Asset Securitization Trust
Series 2023-A, Class 1A, 6.61%, 1/18/2028 (a)	11,645	11,667
Series 2024-X1, Class A, 6.27%, 5/15/2029 (a)	4,613	4,629
Ally Auto Receivables Trust Series 2024-1, Class A3, 5.08%, 12/15/2028	7,491	7,545
American Credit Acceptance Receivables Trust
Series 2023-2, Class B, 5.61%, 6/14/2027 (a)	1,957	1,958
Series 2024-2, Class B, 6.10%, 12/13/2027 (a)	5,330	5,390
Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	4,299	4,320
Series 2022-4, Class C, 7.86%, 2/15/2029 (a)	3,655	3,678
Series 2023-1, Class C, 5.59%, 4/12/2029 (a)	9,401	9,427
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	3,625	3,667
Series 2023-2, Class D, 6.47%, 8/13/2029 (a)	5,000	5,070
Series 2024-2, Class C, 6.24%, 4/12/2030 (a)	11,879	12,088
Series 2024-4, Class C, 4.91%, 8/12/2031 (a)	7,700	7,677
Series 2024-4, Class D, 5.34%, 8/12/2031 (a)	2,561	2,549
AMSR Trust
Series 2020-SFR3, Class A, 1.36%, 9/17/2037 (a)	5,682	5,531
Series 2020-SFR3, Class B, 1.81%, 9/17/2037 (a)	9,780	9,538
Series 2020-SFR4, Class A, 1.36%, 11/17/2037 (a)	3,366	3,273
Series 2020-SFR5, Class A, 1.38%, 11/17/2037 (a)	6,233	6,061
Series 2020-SFR4, Class C, 1.86%, 11/17/2037 (a)	8,000	7,747
Series 2021-SFR1, Class B, 2.15%, 6/17/2038 (a)	8,230	7,436
Series 2021-SFR2, Class B, 1.78%, 8/17/2038 (a)	15,096	14,248
Series 2021-SFR2, Class C, 1.88%, 8/17/2038 (a)	2,000	1,882
Series 2021-SFR3, Class A, 1.48%, 10/17/2038 (a)	11,422	10,754
Series 2021-SFR3, Class B, 1.73%, 10/17/2038 (a)	7,207	6,774
Series 2021-SFR4, Class B, 2.42%, 12/17/2038 (a)	7,500	7,119
Series 2022-SFR1, Class C, 3.74%, 3/17/2039 (a)	5,500	5,289

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-SFR3, Class C, 4.00%, 10/17/2039 (a)	2,000	1,924
Amur Equipment Finance Receivables LLC
Series 2023-1A, Class A2, 6.09%, 12/20/2029 (a)	3,769	3,814
Series 2024-1A, Class A2, 5.38%, 1/21/2031 (a)	5,455	5,498
Aqua Finance Trust
Series 2019-A, Class A, 3.14%, 7/16/2040 (a)	1,116	1,077
Series 2021-A, Class A, 1.54%, 7/17/2046 (a)	1,315	1,204
Series 2020-AA, Class A, 1.90%, 7/17/2046 (a)	457	431
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4, Class A, 6.07%, 11/15/2036 (a) (c)	2,780	2,776
AREIT Trust Series 2021-CRE5, Class C, 6.97%, 11/17/2038 (a) (c)	8,292	8,259
Ares CLO Ltd. (Cayman Islands) Series 2015-4A, Class A1RR, 5.74%, 10/15/2030 (a) (c)	8,760	8,768
Auxilior Term Funding LLC Series 2023-1A, Class A2, 6.18%, 12/15/2028 (a)	9,911	10,020
Avis Budget Rental Car Funding AESOP LLC
Series 2020-2A, Class A, 2.02%, 2/20/2027 (a)	22,865	22,233
Series 2021-2A, Class A, 1.66%, 2/20/2028 (a)	11,899	11,147
Series 2023-3A, Class A, 5.44%, 2/22/2028 (a)	14,000	14,107
Series 2022-1A, Class B, 4.30%, 8/21/2028 (a)	3,000	2,894
Series 2023-6A, Class C, 7.03%, 12/20/2029 (a)	6,250	6,434
Series 2024-1A, Class C, 6.48%, 6/20/2030 (a)	2,000	2,021
Barings CLO Ltd. (Cayman Islands)
Series 2018-4A, Class A1R, 5.81%, 10/15/2030 (a) (c)	15,365	15,370
Series 2015-2A, Class B2R, 6.47%, 10/20/2030 (a) (c)	1,800	1,801
Bayview Opportunity Master Fund LLC Series 2024-CAR1, Class A, 5.83%, 12/26/2031 (a) (c)	6,854	6,864
Bayview Opportunity Master Fund Trust
Series 2024-SN1, Class A2, 5.67%, 4/15/2027 (a)	2,429	2,434
Series 2024-SN1, Class C, 5.83%, 12/15/2028 (a)	1,029	1,039
Bear Stearns Asset-Backed Securities Trust Series 2003-SD2, Class 2A, 6.63%, 6/25/2043 (c)	91	90
BHG Securitization Trust Series 2021-B, Class A, 0.90%, 10/17/2034 (a)	822	818
BOF Funding Trust
Series 2023-CAR3, Class C, 4.50%, 7/26/2032 (a)	1,573	1,553
Series 2023-CAR3, Class A2, 6.29%, 7/26/2032 (a)	7,453	7,561
BofA Auto Trust
Series 2024-1A, Class A3, 5.35%, 11/15/2028 (a)	6,975	7,069
Series 2024-1A, Class A4, 5.31%, 6/17/2030 (a)	4,260	4,340
Bridge Trust Series 2022-SFR1, Class B, 4.15%, 11/17/2037 (a)	10,575	10,422
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class A3, 5.53%, 1/18/2028	4,000	4,014
Series 2024-1, Class B, 5.43%, 8/15/2028	5,500	5,535
Series 2024-1, Class C, 5.65%, 4/16/2029	6,750	6,836
Series 2024-3, Class C, 5.70%, 7/16/2029	10,434	10,558
Series 2023-1, Class B, 6.80%, 8/15/2029	1,546	1,576
Series 2023-1, Class C, 7.10%, 8/15/2029	6,950	7,174
Series 2024-2, Class B, 5.94%, 2/15/2030	1,075	1,092
Series 2024-2, Class C, 6.07%, 2/15/2030	10,360	10,563
Series 2024-4, Class B, 4.77%, 8/15/2030	4,000	3,995
Series 2024-4, Class C, 4.83%, 8/15/2030	6,440	6,423
BRSP Ltd. Series 2021-FL1, Class A, 5.87%, 8/19/2038 (a) (c)	3,764	3,746
BSPRT Issuer Ltd. Series 2021-FL7, Class B, 6.77%, 12/15/2038 (a) (c)	7,025	6,965

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Business Jet Securities LLC
Series 2024-1A, Class A, 6.20%, 5/15/2039 ‡ (a)	14,646	14,877
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (a)	21,896	21,649
Buttermilk Park CLO Ltd. (Cayman Islands) Series 2018-1A, Class A1R, 5.74%, 10/15/2031 (a) (c)	7,713	7,721
BXMT Ltd. Series 2021-FL4, Class A, 5.77%, 5/15/2038 (a) (c)	5,777	5,662
CarMax Auto Owner Trust Series 2024-2, Class A3, 5.50%, 1/16/2029	5,125	5,215
CarVal CLO Ltd. (Cayman Islands)
Series 2018-1A, Class AR, 5.88%, 7/16/2031 (a) (c)	16,729	16,753
Series 2019-1A, Class AR2, 0.00%, 4/20/2032 ‡ (a) (c) (d)	27,500	27,500
Carvana Auto Receivables Trust
Series 2023-N1, Class B, 5.85%, 11/10/2027 (a)	13,950	14,018
Series 2024-N1, Class A3, 5.60%, 3/10/2028 (a)	6,500	6,546
Series 2022-P2, Class B, 5.08%, 4/10/2028	4,175	4,195
Series 2023-P3, Class A3, 5.82%, 8/10/2028 (a)	3,445	3,484
Series 2021-N4, Class B, 1.24%, 9/11/2028	965	923
Series 2021-N4, Class C, 1.72%, 9/11/2028	1,050	1,008
Series 2023-P1, Class A4, 5.94%, 1/10/2029 (a)	3,500	3,570
Series 2024-P1, Class A3, 5.05%, 4/10/2029 (a)	10,198	10,254
Series 2024-P2, Class A3, 5.33%, 7/10/2029	7,714	7,807
Series 2023-P3, Class A4, 5.71%, 7/10/2029 (a)	1,750	1,787
Series 2024-P3, Class A3, 4.26%, 10/10/2029	12,545	12,435
Series 2024-P1, Class A4, 5.08%, 3/11/2030 (a)	3,250	3,286
Series 2024-P1, Class B, 5.37%, 5/10/2030 (a)	5,700	5,755
Series 2024-N1, Class B, 5.63%, 5/10/2030 (a)	9,857	9,962
Series 2024-P2, Class B, 5.38%, 8/12/2030	8,186	8,358
Series 2024-P3, Class A4, 4.31%, 9/10/2030	1,000	986
CFMT LLC
Series 2024-HB13, Class A, 3.00%, 5/25/2034 ‡ (a) (c)	3,913	3,806
Series 2022-HB9, Class A, 3.25%, 9/25/2037 ‡ (a) (c)	4,886	4,665
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (a)	12,115	12,017
Clarus Capital Funding LLC Series 2024-1A, Class A2, 4.71%, 8/20/2032 (a)	9,666	9,620
CoreVest American Finance Trust
Series 2020-4, Class A, 1.17%, 12/15/2052 (a)	1,794	1,741
Series 2020-3, Class A, 1.36%, 8/15/2053 (a)	1,083	1,040
CPS Auto Receivables Trust
Series 2022-A, Class C, 2.17%, 4/16/2029 (a)	3,741	3,722
Series 2022-A, Class D, 2.84%, 4/16/2029 (a)	4,425	4,331
Series 2023-A, Class D, 6.44%, 4/16/2029 (a)	2,250	2,291
Series 2022-C, Class C, 5.28%, 4/15/2030 (a)	8,120	8,135
Series 2022-C, Class D, 6.45%, 4/15/2030 (a)	5,040	5,119
Credit Acceptance Auto Loan Trust
Series 2021-4, Class A, 1.26%, 10/15/2030 (a)	44	44
Series 2021-4, Class B, 1.74%, 12/16/2030 (a)	2,596	2,587
Series 2023-1A, Class A, 6.48%, 3/15/2033 (a)	2,250	2,276
Series 2023-2A, Class A, 5.92%, 5/16/2033 (a)	9,250	9,319
Series 2023-1A, Class B, 7.02%, 5/16/2033 (a)	6,000	6,150
Series 2023-2A, Class B, 6.61%, 7/15/2033 (a)	6,000	6,114
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	7,000	7,268

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2023-3A, Class A, 6.39%, 8/15/2033 (a)	1,858	1,891
Series 2023-3A, Class B, 7.09%, 10/17/2033 (a)	1,350	1,392
Series 2023-3A, Class C, 7.62%, 12/15/2033 (a)	5,952	6,205
Series 2023-5A, Class B, 6.71%, 2/15/2034 (a)	4,000	4,112
Series 2024-1A, Class A, 5.68%, 3/15/2034 (a)	14,025	14,222
Series 2023-5A, Class C, 7.30%, 4/17/2034 (a)	8,892	9,231
Series 2024-2A, Class A, 5.95%, 6/15/2034 (a)	7,714	7,846
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	10,450	10,667
Series 2024-2A, Class B, 6.11%, 8/15/2034 (a)	8,000	8,160
Series 2024-3A, Class A, 4.68%, 9/15/2034 (a)	9,381	9,289
Series 2024-2A, Class C, 6.70%, 10/16/2034 (a)	5,000	5,140
Series 2024-3A, Class B, 4.85%, 11/15/2034 (a)	9,343	9,211
Series 2024-3A, Class C, 5.39%, 1/16/2035 (a)	4,000	3,946
Crossroads Asset Trust
Series 2024-A, Class A2, 5.90%, 8/20/2030 (a)	7,000	7,083
Series 2024-A, Class B, 5.94%, 8/20/2030 (a)	3,945	4,009
Series 2022-A, Class A, 6.35%, 4/21/2031 (a)	2,123	2,134
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 5.60%, 10/25/2034 (c)	63	63
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	1,060	1,032
Series 2021-1A, Class B, 2.05%, 11/21/2033 (a)	244	237
Drive Auto Receivables Trust
Series 2024-1, Class B, 5.31%, 1/16/2029	3,750	3,776
Series 2024-2, Class B, 4.52%, 7/16/2029	20,728	20,594
Series 2024-1, Class C, 5.43%, 11/17/2031	7,142	7,197
Series 2024-2, Class C, 4.67%, 5/17/2032	10,137	10,067
Driven Brands Funding LLC Series 2019-1A, Class A2, 4.64%, 4/20/2049 (a)	1,127	1,111
Dryden CLO Ltd. (Cayman Islands) Series 2019-68A, Class ARR, 0.00%, 7/15/2035 ‡ (a) (c) (d)	2,000	2,000
Dryden Senior Loan Fund (Cayman Islands)
Series 2017-49A, Class AR, 5.84%, 7/18/2030 (a) (c)	524	525
Series 2016-43A, Class AR2, 5.92%, 4/20/2034 (a) (c)	2,520	2,520
DT Auto Owner Trust
Series 2021-1A, Class D, 1.16%, 11/16/2026 (a)	2,145	2,121
Series 2021-3A, Class D, 1.31%, 5/17/2027 (a)	9,549	9,279
Series 2021-4A, Class C, 1.50%, 9/15/2027 (a)	2,745	2,724
Series 2022-3A, Class C, 7.69%, 7/17/2028 (a)	7,478	7,589
Series 2023-1A, Class C, 5.55%, 10/16/2028 (a)	13,425	13,479
Series 2023-1A, Class D, 6.44%, 11/15/2028 (a)	1,993	2,025
Series 2023-3A, Class C, 6.40%, 5/15/2029 (a)	6,746	6,859
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class A, 1.36%, 8/27/2035 (a)	409	382
Series 2021-A, Class B, 1.74%, 8/27/2035 (a)	560	524
Elmwood CLO Ltd. (Cayman Islands) Series 2021-3A, Class A1R, 5.89%, 4/20/2034 (a) (c)	21,665	21,682
Equify ABS LLC Series 2023-1A, Class A, 7.20%, 9/15/2031 (a)	5,046	5,064
Exeter Automobile Receivables Trust
Series 2021-3A, Class C, 0.96%, 10/15/2026	774	772
Series 2023-3A, Class B, 6.11%, 9/15/2027	1,889	1,895
Series 2021-4A, Class C, 1.46%, 10/15/2027	725	724

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-2A, Class B, 5.61%, 4/17/2028	2,383	2,395
Series 2023-3A, Class C, 6.21%, 6/15/2028	6,815	6,898
Series 2023-5A, Class C, 6.85%, 1/16/2029	9,000	9,260
Series 2022-6A, Class D, 8.03%, 4/6/2029	6,964	7,257
Series 2024-2A, Class C, 5.74%, 5/15/2029	15,216	15,435
Series 2023-5A, Class D, 7.13%, 2/15/2030	3,300	3,429
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026 (a)	1,727	1,711
Series 2023-1A, Class A2, 6.57%, 6/15/2028 (a)	5,843	5,915
First Investors Auto Owner Trust Series 2023-1A, Class B, 6.55%, 12/17/2029 (a)	5,685	5,855
FirstKey Homes Trust
Series 2020-SFR1, Class A, 1.34%, 8/17/2037 (a)	5,708	5,571
Series 2020-SFR1, Class C, 1.94%, 8/17/2037 (a)	2,307	2,244
Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (a)	6,360	6,179
Series 2021-SFR1, Class B, 1.79%, 8/17/2038 (a)	5,165	4,896
Series 2021-SFR1, Class C, 1.89%, 8/17/2038 (a)	4,000	3,773
Series 2021-SFR1, Class D, 2.19%, 8/17/2038 (a)	13,000	12,339
Series 2022-SFR1, Class B, 4.49%, 5/19/2039 (a)	5,000	4,915
Series 2022-SFR1, Class C, 4.64%, 5/19/2039 (a)	7,000	6,858
Flagship Credit Auto Trust
Series 2020-2, Class D, 5.75%, 4/15/2026 (a)	846	847
Series 2020-3, Class C, 1.73%, 9/15/2026 (a)	644	643
Series 2020-3, Class D, 2.50%, 9/15/2026 (a)	4,665	4,607
Series 2020-4, Class C, 1.28%, 2/16/2027 (a)	84	83
Series 2021-1, Class C, 0.91%, 3/15/2027 (a)	2,975	2,950
Series 2021-3, Class C, 1.46%, 9/15/2027 (a)	16,250	15,920
Series 2022-3, Class D, 6.00%, 7/17/2028 (a)	6,666	6,620
Series 2023-3, Class C, 6.01%, 7/16/2029 (a)	2,550	2,592
Foundation Finance Trust
Series 2020-1A, Class A, 3.54%, 7/16/2040 (a)	957	949
Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	7,050	6,549
FRTKL
Series 2021-SFR1, Class B, 1.72%, 9/17/2038 (a)	4,960	4,654
Series 2021-SFR1, Class C, 1.92%, 9/17/2038 (a)	5,000	4,688
Galaxy CLO Ltd. (Cayman Islands) Series 2018-26A, Class AR, 5.68%, 11/22/2031 (a) (c)	8,909	8,906
GLS Auto Receivables Issuer Trust
Series 2021-3A, Class C, 1.11%, 9/15/2026 (a)	819	816
Series 2020-4A, Class D, 1.64%, 10/15/2026 (a)	1,779	1,772
Series 2024-1A, Class C, 5.64%, 12/17/2029 (a)	4,925	4,983
GLS Auto Select Receivables Trust
Series 2023-2A, Class A2, 6.37%, 6/15/2028 (a)	3,899	3,944
Series 2023-1A, Class A3, 5.96%, 10/16/2028 (a)	4,000	4,055
Series 2023-1A, Class B, 6.09%, 3/15/2029 (a)	3,400	3,477
Series 2024-3A, Class A2, 5.59%, 10/15/2029 (a)	6,000	6,061
Series 2024-1A, Class A2, 5.24%, 3/15/2030 (a)	4,090	4,111
Series 2024-1A, Class B, 5.32%, 3/15/2030 (a)	2,000	2,007
Series 2024-1A, Class C, 5.69%, 3/15/2030 (a)	973	980
Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	5,102	4,881

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Granite Park Equipment Leasing LLC Series 2023-1A, Class A3, 6.46%, 9/20/2032 (a)	12,000	12,434
GreenSky Home Improvement Trust Series 2024-1, Class A2, 5.88%, 6/25/2059 (a)	12,766	12,831
Harley-Davidson Motorcycle Trust
Series 2024-A, Class A3, 5.37%, 3/15/2029	15,539	15,706
Series 2024-B, Class A3, 4.31%, 7/16/2029	8,867	8,835
Hertz Vehicle Financing LLC
Series 2022-4A, Class A, 3.73%, 9/25/2026 (a)	1,140	1,131
Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	10,500	10,680
Hilton Grand Vacations Trust
Series 2023-1A, Class A, 5.72%, 1/25/2038 (a)	2,161	2,187
Series 2024-2A, Class A, 5.50%, 3/25/2038 (a)	1,531	1,545
Series 2020-AA, Class A, 2.74%, 2/25/2039 (a)	167	161
Series 2024-3A, Class A, 4.98%, 8/27/2040 (a)	12,000	12,005
Home Partners of America Trust
Series 2021-2, Class A, 1.90%, 12/17/2026 (a)	1,308	1,233
Series 2021-2, Class B, 2.30%, 12/17/2026 (a)	13,318	12,520
Series 2022-1, Class D, 4.73%, 4/17/2039 (a)	16,243	15,838
Honda Auto Receivables Owner Trust Series 2024-1, Class A3, 5.21%, 8/15/2028	18,416	18,609
Hyundai Auto Lease Securitization Trust Series 2024-A, Class A4, 5.07%, 2/15/2028 (a)	5,000	5,031
Hyundai Auto Receivables Trust Series 2024-A, Class A3, 4.99%, 2/15/2029	9,487	9,562
John Deere Owner Trust Series 2024-C, Class A4, 4.15%, 8/15/2031	6,830	6,757
KKR Static CLO Ltd. (Cayman Islands) Series 2022-1A, Class AR, 6.02%, 7/20/2031 (a) (c)	6,602	6,607
LCM LP (Cayman Islands) Series 14A, Class AR, 5.92%, 7/20/2031 (a) (c)	6,515	6,519
Lendbuzz Securitization Trust
Series 2022-1A, Class A, 4.22%, 5/17/2027 (a)	7,240	7,202
Series 2023-2A, Class A2, 7.09%, 10/16/2028 (a)	2,354	2,397
Lendmark Funding Trust
Series 2021-2A, Class A, 2.00%, 4/20/2032 (a)	4,888	4,529
Series 2024-2A, Class A, 4.47%, 2/21/2034 (a)	8,625	8,482
LP LMS Asset Securitization Trust Series 2023-1A, Class A, 8.18%, 10/17/2033 (a)	1,893	1,897
M&T Equipment Notes Series 2023-1A, Class A3, 5.74%, 7/15/2030 (a)	11,454	11,578
Magnetite Ltd. (Cayman Islands) Series 2015-15A, Class AR, 5.90%, 7/25/2031 (a) (c)	441	442
Marble Point CLO Ltd. (Cayman Islands) Series 2019-1A, Class A1R2, 5.60%, 7/23/2032 (a) (c)	11,465	11,465
Mariner Finance Issuance Trust
Series 2023-AA, Class A, 6.70%, 10/22/2035 (a)	14,800	15,022
Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	15,923	15,122
Series 2024-AA, Class A, 5.13%, 9/22/2036 (a)	13,441	13,502
Merchants Fleet Funding LLC
Series 2023-1A, Class A, 7.21%, 5/20/2036 (a)	10,461	10,605
Series 2024-1A, Class A, 5.82%, 4/20/2037 (a)	15,285	15,417
Mercury Financial Credit Card Master Trust
Series 2023-1A, Class A, 8.04%, 9/20/2027 (a)	15,481	15,507
Series 2024-2A, Class A, 6.56%, 7/20/2029 (a)	12,886	13,020
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-SD1, Class M1, 6.95%, 3/25/2033 (c)	60	58
MVW LLC
Series 2020-1A, Class A, 1.74%, 10/20/2037 (a)	810	775
Series 2024-2A, Class A, 4.43%, 3/20/2042 (a)	8,631	8,491
Neuberger Berman CLO (Cayman Islands) Series 2013-15A, Class A1R2, 5.84%, 10/15/2029 (a) (c)	9,160	9,166

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands) Series 2022-49A, Class AR, 5.78%, 7/25/2035 (a) (c)	19,596	19,643
New Economy Assets Phase Sponsor LLC Series 2021-1, Class A1, 1.91%, 10/20/2061 (a)	1,816	1,674
Nissan Auto Lease Trust
Series 2024-A, Class A2A, 5.11%, 10/15/2026	4,524	4,533
Series 2024-A, Class A3, 4.91%, 4/15/2027	5,714	5,735
NMEF Funding LLC
Series 2022-A, Class B, 3.35%, 10/16/2028 (a)	2,220	2,206
Series 2023-A, Class A2, 6.57%, 6/17/2030 (a)	6,879	6,953
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	717	693
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	7,906	7,638
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	2,454	2,346
OCP CLO Ltd. (Cayman Islands)
Series 2014-6A, Class A1R2, 5.80%, 10/17/2030 (a) (c)	8,291	8,291
Series 2017-13A, Class AR2, 5.89%, 11/26/2037 (a) (c)	2,300	2,300
Octagon Investment Partners Ltd. (Cayman Islands) Series 2018-18A, Class A1A, 5.87%, 4/16/2031 (a) (c)	3,036	3,043
Octane Receivables Trust
Series 2021-2A, Class A, 1.21%, 9/20/2028 (a)	410	406
Series 2021-2A, Class B, 2.02%, 9/20/2028 (a)	4,800	4,678
Series 2023-1A, Class A, 5.87%, 5/21/2029 (a)	2,722	2,733
Series 2023-1A, Class B, 5.96%, 7/20/2029 (a)	6,348	6,404
Series 2024-1A, Class A2, 5.68%, 5/20/2030 (a)	13,828	13,946
Series 2024-2A, Class B, 5.77%, 7/20/2032 (a)	2,000	2,025
Series 2024-2A, Class C, 5.90%, 7/20/2032 (a)	2,500	2,532
OnDeck Asset Securitization Trust IV LLC Series 2023-1A, Class A, 7.00%, 8/19/2030 (a)	5,850	5,956
Oportun Funding Trust Series 2024-3, Class A, 5.26%, 8/15/2029 (a)	19,472	19,477
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (a)	2,263	2,217
Oportun Issuance Trust
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	4,056	3,928
Series 2021-C, Class A, 2.18%, 10/8/2031 (a)	17,820	17,252
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (a)	529	522
Pagaya AI Debt Trust Series 2023-1, Class A, 7.56%, 7/15/2030 (a)	718	720
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2022-1A, Class A1, 5.70%, 4/15/2030 (a) (c)	4,133	4,135
Series 2023-2A, Class A1, 6.08%, 1/25/2032 (a) (c)	11,372	11,394
Series 2024-3A, Class A1, 5.60%, 8/8/2032 (a) (c)	15,642	15,641
Pawneee Equipment Receivables LLC
Series 2021-1, Class B, 1.82%, 7/15/2027 (a)	5,923	5,870
Series 2022-1, Class A3, 5.17%, 2/15/2028 (a)	3,316	3,319
PEAC Solutions Receivables LLC
Series 2024-2A, Class A2, 4.74%, 4/20/2027 (a)	9,275	9,236
Series 2024-1A, Class A2, 5.79%, 6/21/2027 (a)	12,917	13,029
Series 2024-2A, Class A3, 4.65%, 10/20/2031 (a)	3,500	3,459
Post Road Equipment Finance LLC Series 2024-1A, Class A2, 5.59%, 11/15/2029 (a)	15,255	15,353
PowerPay Issuance Trust Series 2024-1A, Class A, 6.53%, 2/18/2039 (a)	2,443	2,480
PRET LLC
Series 2021-NPL3, Class A1, 4.87%, 7/25/2051 (a) (e)	8,717	8,684
Series 2021-NPL6, Class A1, 5.49%, 7/25/2051 (a) (e)	3,674	3,657

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Progress Residential
Series 2021-SFR3, Class B, 1.89%, 5/17/2026 (a)	16,067	15,459
Series 2021-SFR3, Class E1, 2.54%, 5/17/2026 (a)	1,800	1,731
Series 2021-SFR1, Class B, 1.30%, 4/17/2038 (a)	2,750	2,637
Series 2021-SFR4, Class B, 1.81%, 5/17/2038 (a)	8,800	8,471
Progress Residential Trust
Series 2021-SFR6, Class A, 1.52%, 7/17/2038 (a)	7,246	6,915
Series 2021-SFR6, Class B, 1.75%, 7/17/2038 (a)	17,500	16,691
Series 2021-SFR8, Class B, 1.68%, 10/17/2038 (a)	9,000	8,498
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	4,650	4,377
Series 2022-SFR6, Class B, 5.00%, 7/20/2039 (a)	4,000	3,978
PRPM LLC
Series 2021-4, Class A1, 4.87%, 4/25/2026 (a) (e)	4,549	4,526
Series 2021-5, Class A1, 4.79%, 6/25/2026 (a) (e)	11,324	11,242
Series 2021-6, Class A1, 4.79%, 7/25/2026 (a) (e)	8,637	8,600
Series 2021-11, Class A1, 5.49%, 11/25/2026 (a) (e)	1,552	1,550
Reach ABS Trust Series 2023-1A, Class A, 7.05%, 2/18/2031 (a)	326	326
Regional Management Issuance Trust
Series 2020-1, Class A, 2.34%, 10/15/2030 (a)	282	281
Series 2021-1, Class A, 1.68%, 3/17/2031 (a)	4,954	4,894
Series 2021-2, Class A, 1.90%, 8/15/2033 (a)	1,103	1,026
Republic Finance Issuance Trust
Series 2021-A, Class A, 2.30%, 12/22/2031 (a)	9,937	9,777
Series 2021-A, Class B, 2.80%, 12/22/2031 (a)	3,000	2,879
Series 2024-B, Class A, 5.42%, 11/20/2037 (a)	14,486	14,511
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class A2, 5.61%, 6/15/2032 (a)	2,579	2,606
Series 2024-A, Class B, 5.62%, 6/15/2032 (a)	4,000	4,030
Series 2024-A, Class C, 5.82%, 6/15/2032 (a)	7,250	7,294
Series 2024-A, Class D, 6.11%, 6/15/2032 (a)	3,000	3,015
Series 2022-C, Class B, 6.45%, 12/15/2032 (a)	601	604
Series 2023-B, Class D, 6.66%, 12/15/2033 (a)	1,068	1,079
Santander Consumer Auto Receivables Trust Series 2021-AA, Class C, 1.03%, 11/16/2026 (a)	1,500	1,474
Santander Drive Auto Receivables Trust
Series 2021-1, Class D, 1.13%, 11/16/2026	1,121	1,114
Series 2020-4, Class D, 1.48%, 1/15/2027	1,585	1,579
Series 2021-2, Class D, 1.35%, 7/15/2027	1,578	1,560
Series 2021-3, Class D, 1.33%, 9/15/2027	1,633	1,609
Series 2023-4, Class B, 5.77%, 12/15/2028	7,291	7,396
Series 2023-6, Class B, 5.98%, 4/16/2029	2,500	2,548
Series 2022-3, Class C, 4.49%, 8/15/2029	12,595	12,550
Series 2024-4, Class B, 4.93%, 9/17/2029	817	821
Series 2022-4, Class C, 5.00%, 11/15/2029	20,750	20,835
Series 2023-3, Class C, 5.77%, 11/15/2030	4,000	4,089
Series 2022-5, Class D, 5.67%, 12/16/2030	16,625	16,836
Series 2024-5, Class C, 4.78%, 1/15/2031	2,249	2,241
Series 2022-6, Class D, 5.69%, 2/18/2031	10,600	10,739
Series 2023-5, Class C, 6.43%, 2/18/2031	6,750	7,003

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-2, Class D, 6.28%, 8/15/2031	4,700	4,836
Series 2023-4, Class C, 6.04%, 12/15/2031	14,925	15,317
SBNA Auto Lease Trust
Series 2024-A, Class A3, 5.39%, 11/20/2026 (a)	22,050	22,167
Series 2024-B, Class A3, 5.56%, 11/22/2027 (a)	1,560	1,579
Series 2024-B, Class A4, 5.55%, 12/20/2028 (a)	9,000	9,140
Series 2024-A, Class A4, 5.24%, 1/22/2029 (a)	4,000	4,022
SBNA Auto Receivables Trust Series 2024-A, Class D, 6.04%, 4/15/2030 (a)	2,000	2,040
SCF Equipment Leasing LLC
Series 2024-1A, Class A3, 5.52%, 1/20/2032 (a)	7,073	7,218
Series 2022-2A, Class B, 6.50%, 2/20/2032 (a)	2,000	2,054
Series 2023-1A, Class A3, 6.17%, 5/20/2032 (a)	4,057	4,198
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class A, 1.33%, 7/20/2037 (a)	123	121
Series 2020-2A, Class B, 2.32%, 7/20/2037 (a)	481	474
Series 2021-1A, Class A, 0.99%, 11/20/2037 (a)	682	659
Series 2021-1A, Class B, 1.34%, 11/20/2037 (a)	420	405
Series 2021-1A, Class C, 1.79%, 11/20/2037 (a)	373	360
Series 2022-3A, Class B, 6.32%, 7/20/2039 (a)	967	981
Series 2022-2A, Class B, 5.04%, 6/20/2040 (a)	495	489
Series 2022-2A, Class C, 6.36%, 6/20/2040 (a)	495	494
Series 2024-2A, Class A, 5.14%, 6/20/2041 (a)	9,641	9,572
Stonepeak ABS Series 2021-1A, 2.30%, 2/28/2033 ‡ (a)	4,342	4,133
Stream Innovations Issuer Trust Series 2024-2A, Class A, 5.21%, 2/15/2045 (a)	4,888	4,897
Symphony CLO Ltd. (Cayman Islands)
Series 2018-19A, Class A, 5.87%, 4/16/2031 (a) (c)	2,028	2,030
Series 2015-16A, Class ARR, 5.86%, 10/15/2031 (a) (c)	17,163	17,180
Series 2018-20A, Class AR2, 5.75%, 1/16/2032 (a) (c)	16,395	16,416
TCI-Symphony CLO Ltd. (Cayman Islands) Series 2016-1A, Class AR2, 5.94%, 10/13/2032 (a) (c)	4,234	4,242
Tesla Auto Lease Trust
Series 2024-A, Class A3, 5.30%, 6/21/2027 (a)	16,104	16,181
Series 2024-B, Class A3, 4.82%, 10/20/2027 (a)	7,666	7,651
Theorem Funding Trust
Series 2022-2A, Class A, 6.06%, 12/15/2028 (a)	1,944	1,949
Series 2022-3A, Class A, 7.60%, 4/15/2029 (a)	1,362	1,374
THL Credit Wind River CLO Ltd. (Cayman Islands) Series 2019-3A, Class AR2, 5.72%, 4/15/2031 ‡ (a) (c) (d)	14,750	14,769
Toyota Lease Owner Trust Series 2024-A, Class A3, 5.25%, 4/20/2027 (a)	18,400	18,543
Tricon Residential Trust
Series 2021-SFR1, Class A, 1.94%, 7/17/2038 (a)	1,793	1,714
Series 2021-SFR1, Class B, 2.24%, 7/17/2038 (a)	4,100	3,906
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (a)	11,388	11,282
Upgrade Receivables Trust Series 2024-1A, Class A, 5.37%, 1/15/2031 ‡ (a)	7,700	7,704
Upstart Pass-Through Trust
Series 2021-ST5, Class A, 2.00%, 7/20/2027 (a)	187	182
Series 2021-ST6, Class A, 1.85%, 8/20/2027 (a)	245	242
Series 2021-ST9, Class A, 1.70%, 11/20/2029 (a)	40	40
Series 2021-ST10, Class A, 2.25%, 1/20/2030 (a)	835	831

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Upstart Securitization Trust
Series 2021-5, Class B, 2.49%, 11/20/2031 (a)	561	559
Series 2022-4, Class A, 5.98%, 8/20/2032 (a)	1,397	1,393
Series 2023-1, Class A, 6.59%, 2/20/2033 (a)	193	193
Upstart Structured Pass-Through Trust Series 2022-4A, Class A, 7.01%, 11/15/2030 (a)	517	517
US Bank NA Series 2023-1, Class B, 6.79%, 8/25/2032 (a)	10,190	10,330
Veros Auto Receivables Trust
Series 2022-1, Class C, 5.03%, 8/16/2027 (a)	2,750	2,739
Series 2024-1, Class A, 6.28%, 11/15/2027 (a)	2,400	2,416
Series 2023-1, Class A, 7.12%, 11/15/2028 (a)	1,713	1,723
Series 2023-1, Class B, 7.17%, 11/15/2028 (a)	5,000	5,073
Series 2023-1, Class C, 8.32%, 11/15/2028 (a)	1,500	1,553
Series 2022-1, Class D, 7.23%, 7/16/2029 (a)	2,750	2,744
VFI ABS LLC Series 2023-1A, Class A, 7.27%, 3/26/2029 (a)	3,496	3,531
VOLT C LLC Series 2021-NPL9, Class A1, 4.99%, 5/25/2051 (a) (e)	2,542	2,530
VOLT CI LLC Series 2021-NP10, Class A1, 4.99%, 5/25/2051 (a) (e)	6,508	6,497
VOLT CIII LLC Series 2021-CF1, Class A1, 4.99%, 8/25/2051 (a) (e)	8,871	8,845
VOLT XCII LLC Series 2021-NPL1, Class A1, 4.89%, 2/27/2051 (a) (e)	1,542	1,539
VOLT XCIII LLC Series 2021-NPL2, Class A1, 4.89%, 2/27/2051 (a) (e)	4,694	4,685
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (a) (e)	5,315	5,300
VOLT XCIX LLC Series 2021-NPL8, Class A1, 5.12%, 4/25/2051 (a) (e)	2,960	2,958
VOLT XCV LLC Series 2021-NPL4, Class A1, 5.24%, 3/27/2051 (a) (e)	5,003	4,992
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (a) (e)	4,238	4,234
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (a) (e)	3,938	3,938
Volvo Financial Equipment LLC Series 2024-1A, Class A3, 4.29%, 10/16/2028 (a)	11,818	11,707
VStrong Auto Receivables Trust
Series 2023-A, Class A3, 6.87%, 11/15/2027 (a)	6,400	6,471
Series 2023-A, Class B, 7.11%, 2/15/2030 (a)	5,375	5,545
Westgate Resorts LLC
Series 2024-1A, Class A, 6.06%, 1/20/2038 (a)	8,025	8,076
Series 2024-1A, Class B, 6.56%, 1/20/2038 (a)	5,796	5,830
Westlake Automobile Receivables Trust
Series 2021-1A, Class D, 1.23%, 4/15/2026 (a)	7,804	7,762
Series 2021-3A, Class C, 1.58%, 1/15/2027 (a)	6,326	6,303
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	9,550	9,396
Series 2023-3A, Class B, 5.92%, 9/15/2028 (a)	11,000	11,112
Series 2023-3A, Class C, 6.02%, 9/15/2028 (a)	6,400	6,499
Series 2023-4A, Class C, 6.64%, 11/15/2028 (a)	5,000	5,123
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	3,500	3,593
Series 2023-2A, Class D, 7.01%, 11/15/2028 (a)	7,072	7,263
Series 2024-3A, Class C, 4.92%, 11/15/2029 (a)	6,800	6,795
Westlake Flooring Master Trust
Series 2024-1A, Class A, 5.43%, 2/15/2028 (a)	7,750	7,806
Series 2024-1A, Class B, 6.07%, 2/15/2028 (a)	4,100	4,134
Wheels Fleet Lease Funding LLC Series 2024-1A, Class A1, 5.49%, 2/18/2039 (a)	12,736	12,870
Wingspire Equipment Finance LLC Series 2024-1A, Class A2, 4.99%, 9/20/2032 (a)	13,400	13,412

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
World Omni Automobile Lease Securitization Trust Series 2024-A, Class A3, 5.26%, 10/15/2027	11,571	11,714
Total Asset-Backed Securities (Cost $2,363,172)		2,370,928
U.S. Treasury Obligations — 24.2%
U.S. Treasury Notes
4.25%, 12/31/2024	3,410	3,409
3.88%, 3/31/2025	1,417	1,415
4.63%, 6/30/2025	329,815	330,182
5.00%, 8/31/2025	3,685	3,699
4.00%, 12/15/2025	6,360	6,337
3.88%, 1/15/2026	9,835	9,788
4.00%, 2/15/2026	983	979
4.00%, 1/15/2027	295,070	294,021
4.13%, 2/15/2027	235,350	235,093
4.25%, 3/15/2027	225,340	225,771
4.50%, 4/15/2027	142,560	143,651
2.75%, 4/30/2027	28,000	27,113
4.50%, 5/15/2027	232,785	234,649
4.38%, 7/15/2027	103,100	103,720
0.38%, 7/31/2027	19,020	17,235
3.38%, 9/15/2027	191,665	187,952
3.88%, 10/15/2027	414,335	411,584
0.50%, 10/31/2027	127,000	114,494
4.13%, 10/31/2027	13,085	13,090
Total U.S. Treasury Obligations (Cost $2,359,455)		2,364,182
Collateralized Mortgage Obligations — 11.7%
Alternative Loan Trust Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	5	6
Angel Oak Mortgage Trust Series 2020-5, Class A1, 1.37%, 5/25/2065 (a) (c)	911	859
Bear Stearns ARM Trust Series 2003-7, Class 3A, 7.34%, 10/25/2033 (c)	9	9
CFMT LLC Series 2024-HB15, Class A, 4.00%, 8/25/2034 ‡ (a) (c)	10,542	10,348
CHL Mortgage Pass-Through Trust Series 2004-8, Class 2A1, 4.50%, 6/25/2019 ‡	2	1
Citigroup Mortgage Loan Trust Series 2004-UST1, Class A6, 7.54%, 8/25/2034 (c)	103	98
Connecticut Avenue Securities Trust Series 2022-R02, Class 2M2, 7.73%, 1/25/2042 (a) (c)	1,775	1,823
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8, Class 6A1, 4.50%, 12/25/2019	67	49
CSMC Mortgage-Backed Trust Series 2007-5, Class 5A5, 5.50%, 4/1/2037 (c)	173	—
CSMC Trust Series 2021-RPL1, Class A1, 4.07%, 9/27/2060 (a) (c)	7,677	7,651
FHLMC - GNMA Series 56, Class Z, 7.50%, 9/20/2026	3	3
FHLMC Structured Pass-Through Securities Certificates Series T-20, Class A6, 7.99%, 9/25/2029 (e)	—	—
FHLMC, Reference REMIC
Series R003, Class ZA, 5.50%, 10/15/2035	20,755	21,448
Series R005, Class ZA, 5.50%, 2/15/2036	1,892	1,959
FHLMC, REMIC
Series 1779, Class Z, 8.50%, 4/15/2025	—	—
Series 4303, Class VA, 3.50%, 5/15/2025	53	53
Series 3005, Class ED, 5.00%, 7/15/2025	23	23
Series 3826, Class BK, 3.00%, 3/15/2026	56	55

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3864, Class PG, 3.50%, 5/15/2026	8	8
Series 3887, Class GM, 4.00%, 7/15/2026 (e)	14	14
Series 3903, Class GB, 4.00%, 8/15/2026	13	13
Series 3909, Class HG, 4.00%, 8/15/2026 (e)	41	41
Series 1888, Class Z, 7.00%, 8/15/2026	5	5
Series 3936, Class AB, 3.00%, 10/15/2026	107	105
Series 3946, Class BU, 3.00%, 10/15/2026	33	33
Series 3996, Class BA, 1.50%, 2/15/2027	23	23
Series 4015, Class GL, 2.25%, 3/15/2027	30	29
Series 4020, Class N, 3.00%, 3/15/2027	18	18
Series 4054, Class AE, 1.50%, 4/15/2027	47	46
Series 4029, Class LY, 3.00%, 4/15/2027	1,000	983
Series 4039, Class AB, 1.50%, 5/15/2027	60	59
Series 4039, Class PB, 1.50%, 5/15/2027	212	205
Series 4043, Class PB, 1.50%, 5/15/2027	156	151
Series 4097, Class HJ, 1.50%, 8/15/2027	230	222
Series 4089, Class AI, IO, 3.00%, 8/15/2027	970	24
Series 4103, Class HA, 2.50%, 9/15/2027	74	72
Series 4361, Class CA, 2.50%, 9/15/2027	165	162
Series 4131, Class BC, 1.25%, 11/15/2027	50	48
Series 4129, Class AP, 1.50%, 11/15/2027	292	281
Series 4141, Class BI, IO, 2.50%, 12/15/2027	1,178	29
Series 4304, Class DW, 2.50%, 12/15/2027	692	675
Series 4207, Class JD, 1.50%, 5/15/2028	65	62
Series 4217, Class UD, 1.75%, 6/15/2028	116	112
Series 2090, Class F, 5.12%, 10/15/2028 (c)	1	1
Series 3523, Class MX, 4.50%, 4/15/2029	41	41
Series 4338, Class GE, 2.50%, 5/15/2029	15	14
Series 2995, Class FT, 5.17%, 5/15/2029 (c)	55	54
Series 3721, Class DG, 2.75%, 9/15/2030	95	91
Series 3775, Class DB, 4.00%, 12/15/2030	195	194
Series 3779, Class LB, 4.00%, 12/15/2030	214	212
Series 2303, Class FY, 5.22%, 4/15/2031 (c)	65	65
Series 2326, Class ZQ, 6.50%, 6/15/2031	57	58
Series 2362, Class F, 5.32%, 9/15/2031 (c)	5	5
Series 2500, Class FD, 5.42%, 3/15/2032 (c)	87	86
Series 4170, Class QE, 2.00%, 5/15/2032	24	24
Series 4094, Class BF, 5.32%, 8/15/2032 (c)	221	221
Series 2492, Class GH, 6.00%, 8/15/2032	135	139
Series 4120, Class KA, 1.75%, 10/15/2032	321	301
Series 4142, Class PG, 2.00%, 12/15/2032	32	31
Series 4156, Class PE, 2.00%, 1/15/2033	1,686	1,577
Series 2711, Class FC, 5.82%, 2/15/2033 (c)	593	598
Series 2602, Class FH, 5.23%, 4/15/2033 (c)	105	105
Series 4206, Class DZ, 3.00%, 5/15/2033	527	492
Series 4423, Class VN, 3.00%, 5/15/2033	984	968
Series 2617, Class Z, 5.50%, 5/15/2033	2,382	2,440
Series 4283, Class ZL, 3.00%, 8/15/2033	24,156	23,060

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2662, Class MT, 4.50%, 8/15/2033	35	35
Series 4620, IO, 5.00%, 9/15/2033	212	30
Series 4255, Class LZ, 3.00%, 10/15/2033	7,816	7,443
Series 2686, Class KZ, 4.50%, 10/15/2033	445	432
Series 3005, Class PV, IF, 5.00%, 10/15/2033 (c)	1	1
Series 2693, Class Z, 5.50%, 10/15/2033	97	100
Series 2727, Class PM, 4.50%, 1/15/2034	568	564
Series 2736, Class PE, 5.00%, 1/15/2034	2,346	2,373
Series 4301, Class UL, 3.50%, 2/15/2034	7,150	6,917
Series 2806, Class FA, 5.92%, 2/15/2034 (c)	178	176
Series 4342, Class CY, 3.00%, 5/15/2034	3,268	3,057
Series 2989, Class MU, IF, IO, 2.08%, 7/15/2034 (c)	660	39
Series 3204, Class ZM, 5.00%, 8/15/2034	360	364
Series 3863, Class ZA, 5.50%, 8/15/2034	9,774	9,995
Series 4401, Class BL, 3.50%, 10/15/2034	7,353	7,082
Series 5369, Class V, 6.00%, 10/25/2034	7,502	7,619
Series 2963, Class ZG, 5.00%, 11/15/2034	321	325
Series 2898, Class PG, 5.00%, 12/15/2034	492	498
Series 3003, Class LD, 5.00%, 12/15/2034	78	78
Series 2901, Class S, IF, 5.11%, 12/15/2034 (c)	275	280
Series 4265, Class FD, 5.32%, 1/15/2035 (c)	186	184
Series 2933, Class EM, 5.50%, 1/15/2035	34	34
Series 2929, Class PG, 5.00%, 2/15/2035	57	57
Series 2941, Class Z, 4.50%, 3/15/2035	1,198	1,156
Series 2953, Class PG, 5.50%, 3/15/2035	199	204
Series 5417, Class V, 5.50%, 4/25/2035	2,361	2,377
Series 4492, Class BW, 3.50%, 7/15/2035	2,314	2,209
Series 3002, Class BN, 5.00%, 7/15/2035	163	161
Series 5440, Class MV, 5.00%, 7/25/2035	1,078	1,071
Series 3013, Class HZ, 5.00%, 8/15/2035	536	542
Series 3101, Class UZ, 6.00%, 1/15/2036	126	132
Series 3174, Class LF, 5.27%, 5/15/2036 (c)	86	86
Series 3662, Class ZB, 5.50%, 8/15/2036	107	111
Series 4646, Class JV, 3.50%, 11/15/2036	6,446	6,305
Series 3688, Class NB, 4.50%, 11/15/2036	442	439
Series 3855, Class AM, 6.50%, 11/15/2036	963	985
Series 3704, Class CZ, 4.00%, 12/15/2036	1,094	1,038
Series 3249, Class CL, 4.25%, 12/15/2036	584	571
Series 3258, Class PM, 5.50%, 12/15/2036	218	223
Series 5280, Class T, 5.50%, 1/25/2037	18,649	19,210
Series 3305, Class IW, IF, IO, 1.53%, 4/15/2037 (c)	193	9
Series 3318, Class HF, 5.18%, 5/15/2037 (c)	87	85
Series 3326, Class FG, 5.27%, 6/15/2037 (c)	375	369
Series 3724, Class CM, 5.50%, 6/15/2037	231	239
Series 3351, Class ZC, 5.50%, 7/15/2037	889	907
Series 3420, Class EI, IO, 1.12%, 8/15/2037 (e)	1,865	89
Series 3429, Class S, IF, IO, 1.90%, 3/15/2038 (c)	347	31
Series 3447, Class DB, 5.00%, 5/15/2038	1,062	1,073

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3459, Class MB, 5.00%, 6/15/2038	72	74
Series 3575, Class ZA, 5.00%, 6/15/2038	2,742	2,785
Series 3546, Class A, 6.96%, 2/15/2039 (c)	276	280
Series 3540, Class A, 5.00%, 5/15/2039	129	129
Series 4346, Class A, 3.50%, 7/15/2039	34	34
Series 3597, Class HM, 4.50%, 8/15/2039	44	44
Series 3569, Class NY, 5.00%, 8/15/2039	488	495
Series 3572, Class JS, IF, IO, 1.88%, 9/15/2039 (c)	181	12
Series 4212, Class LA, 3.00%, 10/15/2039	14	14
Series 3585, Class KW, 4.50%, 10/15/2039	1,137	1,131
Series 3609, Class SA, IF, IO, 1.42%, 12/15/2039 (c)	1,173	69
Series 3632, Class PK, 5.00%, 2/15/2040	180	181
Series 3656, Class PM, 5.00%, 4/15/2040	1,847	1,878
Series 3786, Class NA, 4.50%, 7/15/2040	48	48
Series 3726, Class PA, 3.00%, 8/15/2040	52	51
Series 3706, Class P, 4.00%, 8/15/2040	2,632	2,549
Series 3719, Class PJ, 4.50%, 9/15/2040	9,688	9,606
Series 4655, Class DJ, 3.00%, 10/15/2040	1,703	1,603
Series 4318, Class KZ, 4.00%, 12/15/2040	2,090	2,018
Series 3769, Class ZC, 4.50%, 12/15/2040	938	927
Series 3803, Class FY, 5.32%, 1/15/2041 (c)	12	12
Series 3822, Class ZG, 4.00%, 2/15/2041	5,395	5,210
Series 4080, Class DA, 2.00%, 3/15/2041	154	146
Series 3862, Class GA, 4.00%, 4/15/2041	148	145
Series 3844, Class FA, 5.37%, 4/15/2041 (c)	178	176
Series 4074, Class PA, 3.00%, 5/15/2041	214	210
Series 3859, Class JB, 5.00%, 5/15/2041	241	244
Series 4150, Class JE, 2.00%, 6/15/2041	547	520
Series 3884, Class BL, 4.50%, 6/15/2041	4,225	4,182
Series 3939, Class BZ, 4.50%, 6/15/2041	1,970	1,927
Series 3871, Class KB, 5.50%, 6/15/2041	10,035	10,381
Series 3881, Class AT, 5.85%, 6/15/2041	16,946	17,604
Series 4150, Class FN, 5.22%, 7/15/2041 (c)	258	256
Series 4152, Class LE, 1.75%, 8/15/2041	1,877	1,748
Series 3904, Class HC, 4.00%, 8/15/2041	512	488
Series 3906, Class B, 4.00%, 8/15/2041	2,376	2,295
Series 4150, Class FY, 5.22%, 8/15/2041 (c)	263	260
Series 3952, Class BQ, 2.00%, 10/15/2041	1,872	1,683
Series 3947, Class BH, 2.50%, 10/15/2041	2,787	2,477
Series 3934, Class KB, 5.00%, 10/15/2041	416	422
Series 3960, Class PL, 4.00%, 11/15/2041	3,079	2,979
Series 3966, Class VZ, 4.00%, 12/15/2041	574	551
Series 4550, Class NA, 3.00%, 1/15/2042	264	259
Series 4122, Class PA, 1.50%, 2/15/2042	171	162
Series 4144, Class KD, 1.75%, 3/15/2042	389	352
Series 4215, Class NA, 3.00%, 4/15/2042	82	80
Series 5296, Class CA, 5.50%, 5/25/2042	10,112	10,166
Series 4088, Class BP, 3.00%, 8/15/2042	3,381	3,052

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 4143, Class AE, 2.00%, 9/15/2042	1,186	1,112
Series 4112, Class PB, 4.00%, 9/15/2042	500	471
Series 4158, Class TC, 1.75%, 12/15/2042	182	169
Series 4247, Class AK, 4.50%, 12/15/2042	195	194
Series 4158, Class LD, 2.00%, 1/15/2043	394	342
Series 4199, Class YZ, 3.50%, 5/15/2043	3,371	3,146
Series 4302, Class MA, 3.00%, 7/15/2043	687	673
Series 4314, Class LP, 3.50%, 7/15/2043	18	18
Series 5115, Class FD, 4.00%, 8/15/2043 (c)	6,145	5,859
Series 4311, Class ED, 2.75%, 9/15/2043	22	22
Series 4480, Class LA, 3.50%, 9/15/2043	59	59
Series 4330, Class PE, 3.00%, 11/15/2043	100	96
Series 4286, Class MP, 4.00%, 12/15/2043	313	300
Series 4316, Class DZ, 3.00%, 3/15/2044	3,293	3,000
Series 4338, Class A, 2.50%, 5/15/2044	292	277
Series 4505, Class P, 3.50%, 5/15/2044	829	798
Series 4571, Class EB, 3.50%, 5/15/2044	1,674	1,621
Series 4483, Class CA, 3.00%, 6/15/2044	32,543	31,006
Series 4360, Class PZ, 3.00%, 7/15/2044	1,001	892
Series 4417, Class PZ, 3.00%, 12/15/2044	3,063	2,737
Series 4545, Class PG, 3.00%, 12/15/2044	313	304
Series 4745, Class EC, 3.00%, 12/15/2044	1,006	978
Series 4425, Class TA, 2.00%, 1/15/2045	293	245
Series 4461, Class LZ, 3.00%, 3/15/2045	3,805	3,359
Series 4457, Class KZ, 3.00%, 4/15/2045	7,545	6,649
Series 4478, Class PC, 2.00%, 5/15/2045	844	727
Series 4631, Class PA, 3.00%, 5/15/2045	1,692	1,562
Series 4664, Class PH, 3.50%, 5/15/2045	698	682
Series 4698, Class DA, 4.50%, 5/15/2045	1,354	1,322
Series 5427, Class DA, 5.50%, 5/25/2045	32,642	32,687
Series 4759, Class MA, 3.00%, 9/15/2045	48	47
Series 4591, Class QE, 2.75%, 4/15/2046	181	161
Series 4574, Class YH, 3.00%, 4/15/2046	256	228
Series 4774, Class LP, 3.50%, 9/15/2046	2,367	2,287
Series 4714, Class PA, 3.00%, 11/15/2046	1,501	1,395
Series 4657, Class VZ, 3.00%, 2/15/2047	8,653	7,622
Series 4830, Class AP, 4.00%, 2/15/2047	797	765
Series 4675, Class EZ, 3.50%, 4/15/2047	1,695	1,506
Series 4682, Class LC, 2.50%, 5/15/2047	453	389
Series 4682, Class AP, 3.00%, 5/15/2047	594	521
Series 4703, Class KZ, 3.50%, 7/15/2047	5,395	4,955
Series 5275, Class KA, 5.50%, 9/25/2047	8,078	8,090
Series 4740, Class JA, 3.00%, 10/15/2047	1,618	1,429
Series 5271, Class AC, 5.00%, 10/25/2047	2,925	2,902
Series 4749, Class ZL, 3.50%, 12/15/2047	14,957	13,497
Series 4936, Class AP, 2.50%, 9/25/2048	212	193
Series 4941, Class NP, 2.50%, 5/25/2049	765	648
Series 4922, Class GE, 2.50%, 7/25/2049	691	601

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 4952, Class PA, 2.50%, 2/25/2050	1,108	947
Series 5433, Class B, 5.50%, 4/25/2051	10,315	10,313
Series 5397, Class CA, 5.00%, 2/25/2052	12,734	12,646
Series 5407, Class PA, 5.50%, 2/25/2053	11,502	11,494
FHLMC, STRIPS
Series 302, Class 350, 3.50%, 2/15/2028	77	75
Series 218, PO, 2/1/2032	57	50
Series 290, Class 200, 2.00%, 11/15/2032	281	261
Series 277, Class 30, 3.00%, 9/15/2042	2,247	2,022
Series 359, Class 350, 3.50%, 10/15/2047	1,257	1,171
FNMA, REMIC
Series 2011-48, Class CN, 4.00%, 6/25/2026 (e)	13	13
Series 2011-61, Class B, 3.00%, 7/25/2026	63	62
Series 2011-72, Class KB, 3.50%, 8/25/2026	66	66
Series 2012-26, Class CA, 2.50%, 3/25/2027	142	139
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	1,496	33
Series 2012-102, Class IB, IO, 3.50%, 9/25/2027	899	24
Series 2012-127, Class AC, 1.50%, 11/25/2027	177	171
Series 2012-124, Class HG, 2.00%, 11/25/2027	73	71
Series 2013-5, Class DA, 1.50%, 2/25/2028	96	92
Series 2013-13, Class KD, 1.50%, 3/25/2028	100	96
Series 2013-137, Class BA, 1.50%, 1/25/2029	183	175
Series 2009-15, Class AC, 5.50%, 3/25/2029	376	378
Series 2009-58, Class B, 4.50%, 8/25/2029	473	471
Series 2010-14, Class AC, 4.00%, 3/25/2030	101	100
Series 2010-92, Class B, 4.50%, 8/25/2030	1,995	1,988
Series 2016-8, Class CA, 2.00%, 3/25/2031	8,158	7,721
Series 2011-45, Class ZA, 4.00%, 5/25/2031	7,332	7,218
Series 2001-38, Class EA, PO, 8/25/2031	11	10
Series 2015-89, Class KE, 2.00%, 11/25/2031	49	47
Series 2012-98, Class QG, 1.75%, 1/25/2032	96	94
Series 2001-81, Class HE, 6.50%, 1/25/2032	1,189	1,233
Series 2002-34, Class FA, 5.41%, 5/18/2032 (c)	41	41
Series 2012-112, Class AY, 3.00%, 10/25/2032	13,425	12,591
Series 2013-109, Class BA, 3.00%, 10/25/2032	366	358
Series 2002-64, Class PG, 5.50%, 10/25/2032	977	997
Series 2004-61, Class FH, 5.65%, 11/25/2032 (c)	506	509
Series 2002-77, Class TF, 5.91%, 12/18/2032 (c)	97	98
Series 2012-134, Class JY, 3.00%, 12/25/2032	14,229	13,384
Series 2002-77, Class QG, 5.50%, 12/25/2032	218	222
Series 2002-84, Class DZ, 5.50%, 12/25/2032	111	114
Series 2002-94, Class BZ, 5.50%, 1/25/2033	638	653
Series 2013-18, Class TG, 2.00%, 2/25/2033	199	191
Series 2003-7, Class FB, 5.60%, 2/25/2033 (c)	138	139
Series 2013-31, Class NL, 4.00%, 4/25/2033	291	287
Series 2003-42, Class CI, IO, 6.50%, 5/25/2033	102	11
Series 2003-63, Class A7, 5.50%, 6/25/2033	1,093	1,095
Series 2003-49, IO, 6.50%, 6/25/2033	145	21

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2013-69, Class L, 3.00%, 7/25/2033	10,000	9,467
Series 2003-58, Class GL, 3.50%, 7/25/2033	69	67
Series 2013-133, Class WA, 3.00%, 8/25/2033	1,278	1,233
Series 2013-91, Class DZ, 3.00%, 9/25/2033	21,713	20,391
Series 2013-97, Class EL, 3.00%, 9/25/2033	15,090	14,369
Series 2003-84, Class PZ, 5.00%, 9/25/2033	39	39
Series 2013-100, Class WB, 3.00%, 10/25/2033	5,144	4,898
Series 2003-107, Class ZD, 6.00%, 11/25/2033	874	903
Series 2013-126, Class JZ, 3.50%, 12/25/2033	15,911	15,388
Series 2013-129, Class CZ, 2.50%, 1/25/2034	9,753	9,124
Series 2003-129, Class ZT, 5.50%, 1/25/2034	5,028	5,161
Series 2004-38, Class AO, PO, 5/25/2034	1,483	1,138
Series 2014-23, Class CZ, 3.50%, 5/25/2034	7,856	7,598
Series 2004-72, Class F, 5.35%, 9/25/2034 (c)	54	54
Series 2004-91, Class BR, 5.50%, 12/25/2034	42	44
Series 2004-90, Class ZU, 6.00%, 12/25/2034	692	722
Series 2005-5, Class PA, 5.00%, 1/25/2035	173	170
Series 2004-101, Class AR, 5.50%, 1/25/2035	5	5
Series 2005-27, Class HZ, 5.00%, 4/25/2035	1,212	1,224
Series 2005-31, Class PB, 5.50%, 4/25/2035	409	417
Series 2015-31, Class UY, 3.00%, 5/25/2035	3,821	3,596
Series 2005-38, Class FK, 5.15%, 5/25/2035 (c)	244	242
Series 2015-41, Class CA, 3.00%, 6/25/2035	374	354
Series 2005-66, Class PF, 5.10%, 7/25/2035 (c)	63	62
Series 2005-55, Class PN, 5.50%, 7/25/2035	1,226	1,266
Series 2005-64, Class PL, 5.50%, 7/25/2035	31	31
Series 2005-103, Class BT, IF, 6.50%, 7/25/2035 (c)	168	167
Series 2005-88, Class ZC, 5.00%, 10/25/2035	1,463	1,477
Series 2007-109, Class VZ, 5.00%, 10/25/2035	1,082	1,092
Series 2005-84, Class MB, 5.75%, 10/25/2035	355	362
Series 2010-39, Class FT, 5.80%, 10/25/2035 (c)	437	441
Series 2013-114, Class JA, 3.00%, 11/25/2035	—	—
Series 2015-87, Class TB, 4.00%, 11/25/2035	2,799	2,752
Series 2005-101, Class B, 5.00%, 11/25/2035	647	654
Series 2005-99, Class AF, 5.20%, 12/25/2035 (c)	73	72
Series 2014-88, Class ER, 2.50%, 2/25/2036	43	41
Series 2006-16, Class FC, 5.15%, 3/25/2036 (c)	48	47
Series 2006-14, Class DB, 5.50%, 3/25/2036	230	236
Series 2006-27, Class BF, 5.15%, 4/25/2036 (c)	79	78
Series 2006-50, Class PE, 5.00%, 6/25/2036	233	236
Series 2006-46, Class FW, 5.25%, 6/25/2036 (c)	183	181
Series 2006-42, Class PF, 5.26%, 6/25/2036 (c)	124	123
Series 2009-71, Class JT, 6.00%, 6/25/2036	140	146
Series 2006-58, Class ST, IF, IO, 2.30%, 7/25/2036 (c)	355	33
Series 2006-101, Class FC, 5.15%, 7/25/2036 (c)	98	97
Series 2006-101, Class FD, 5.15%, 7/25/2036 (c)	63	62
Series 2006-56, Class DC, 5.50%, 7/25/2036 (c)	161	159
Series 2007-1, Class NF, 5.10%, 2/25/2037 (c)	156	155

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-22, Class SC, IF, IO, 1.23%, 3/25/2037 (c)	22	—
Series 2007-16, Class FC, 5.60%, 3/25/2037 (c)	12	12
Series 2007-33, Class MS, IF, IO, 1.74%, 4/25/2037 (c)	796	68
Series 2007-57, Class ZE, 4.75%, 5/25/2037	89	89
Series 2007-B2, Class ZA, 5.50%, 6/25/2037	1,343	1,388
Series 2007-61, Class PE, 5.50%, 7/25/2037	2,088	2,138
Series 2008-5, Class PE, 5.00%, 8/25/2037	66	66
Series 2007-85, Class SH, IF, IO, 1.65%, 9/25/2037 (c)	586	18
Series 2007-117, Class FM, 5.55%, 1/25/2038 (c)	112	111
Series 2007-117, Class MF, 5.55%, 1/25/2038 (c)	210	209
Series 2008-24, Class PF, 5.50%, 2/25/2038 (c)	18	18
Series 2008-18, Class SE, IF, IO, 1.42%, 3/25/2038 (c)	75	6
Series 2008-25, Class DZ, 5.75%, 4/25/2038	385	383
Series 2022-8, Class D, 2.00%, 8/25/2038	9,538	8,805
Series 2008-83, Class CA, 6.00%, 9/25/2038	364	382
Series 2009-29, Class LA, 1.12%, 5/25/2039 (c)	761	645
Series 2013-25, Class DC, 2.50%, 6/25/2039	306	291
Series 2009-59, Class HB, 5.00%, 8/25/2039	894	903
Series 2009-73, Class HJ, 6.00%, 9/25/2039	91	95
Series 2009-70, Class FA, 6.05%, 9/25/2039 (c)	57	58
Series 2009-86, Class PE, 5.00%, 10/25/2039	2,059	2,082
Series 2013-125, Class AB, 4.00%, 11/25/2039	162	156
Series 2009-87, Class B, 4.50%, 11/25/2039	826	825
Series 2009-112, Class SW, IF, IO, 1.40%, 1/25/2040 (c)	1,651	140
Series 2010-37, Class CY, 5.00%, 4/25/2040	38	39
Series 2011-3, Class KA, 5.00%, 4/25/2040	—	—
Series 2011-61, Class ZA, 5.00%, 4/25/2040	698	706
Series 2010-35, Class KF, 5.35%, 4/25/2040 (c)	111	111
Series 2010-43, Class HJ, 5.50%, 5/25/2040	127	131
Series 2010-64, Class DM, 5.00%, 6/25/2040	394	395
Series 2010-58, Class FA, 5.40%, 6/25/2040 (c)	231	230
Series 2010-58, Class FY, 5.58%, 6/25/2040 (c)	106	106
Series 2010-109, Class M, 3.00%, 9/25/2040	805	777
Series 2010-126, Class LI, IO, 4.00%, 11/25/2040	152	7
Series 2011-74, Class LQ, 4.50%, 11/25/2040	15,000	14,870
Series 2010-154, Class MW, 3.50%, 1/25/2041	2,783	2,690
Series 2011-63, Class LB, 4.00%, 1/25/2041	2,313	2,227
Series 2011-18, Class KY, 4.00%, 3/25/2041	497	482
Series 2011-35, Class PE, 4.00%, 4/25/2041	927	885
Series 2011-52, Class GB, 5.00%, 6/25/2041	70	71
Series 2011-53, Class FT, 5.43%, 6/25/2041 (c)	90	89
Series 2011-128, Class KP, 4.50%, 7/25/2041	35	34
Series 2011-59, Class NZ, 5.50%, 7/25/2041	508	518
Series 2012-147, Class NE, 1.75%, 8/25/2041	979	928
Series 2012-14, Class PA, 2.00%, 8/25/2041	128	121
Series 2013-72, Class LY, 3.50%, 8/25/2041	246	242
Series 2015-45, Class GA, 2.50%, 9/25/2041	173	170
Series 2013-126, Class CA, 4.00%, 9/25/2041	198	195

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2011-123, Class BP, 2.00%, 10/25/2041	2,259	2,084
Series 2011-141, Class MA, 3.50%, 10/25/2041	59	59
Series 2012-64, Class PK, 4.50%, 12/25/2041	750	738
Series 2012-113, Class DC, 2.25%, 1/25/2042	97	93
Series 2012-27, Class PL, 2.00%, 2/25/2042	116	110
Series 2012-139, Class NY, 5.00%, 2/25/2042	1,145	1,152
Series 2012-133, Class AP, 1.75%, 3/25/2042	2,892	2,609
Series 2012-100, Class TL, 4.00%, 4/25/2042	196	190
Series 2012-80, Class EB, 4.50%, 4/25/2042	77	77
Series 2013-9, Class CB, 5.50%, 4/25/2042	10,639	10,841
Series 2013-73, Class PG, 2.50%, 6/25/2042	590	553
Series 2012-128, Class VF, 5.10%, 6/25/2042 (c)	316	313
Series 2013-93, Class PJ, 3.00%, 7/25/2042	510	487
Series 2013-96, Class FY, 5.20%, 7/25/2042 (c)	157	155
Series 2013-34, Class PC, 2.50%, 8/25/2042	393	371
Series 2014-18, Class DE, 4.00%, 8/25/2042	568	556
Series 2012-94, Class K, 2.00%, 9/25/2042	745	632
Series 2013-60, Class PD, 2.00%, 10/25/2042	430	399
Series 2012-112, Class DA, 3.00%, 10/25/2042	1,613	1,461
Series 2013-81, Class NC, 3.00%, 10/25/2042	227	223
Series 2013-72, Class AF, 5.10%, 11/25/2042 (c)	21	21
Series 2013-6, Class HD, 1.50%, 12/25/2042	300	262
Series 2013-35, Class LP, 3.00%, 1/25/2043	6,100	5,802
Series 2013-61, Class BA, 3.00%, 1/25/2043	1,374	1,277
Series 2013-10, Class PA, 1.50%, 2/25/2043	798	679
Series 2013-10, Class UB, 2.00%, 2/25/2043	932	790
Series 2013-58, Class FP, 5.10%, 2/25/2043 (c)	485	478
Series 2013-18, Class BZ, 3.00%, 3/25/2043	6,354	6,094
Series 2013-100, Class PL, 4.50%, 3/25/2043	528	524
Series 2013-66, Class LB, 1.50%, 4/25/2043	43	41
Series 2013-26, Class ZV, 3.50%, 4/25/2043	11,210	10,303
Series 2013-33, Class UZ, 3.50%, 4/25/2043	7,906	7,361
Series 2013-64, Class PF, 5.10%, 4/25/2043 (c)	431	424
Series 2013-66, Class MB, 3.00%, 7/25/2043	1,745	1,581
Series 2014-43, Class PZ, 3.00%, 7/25/2043	1,281	1,061
Series 2014-32, Class DK, 3.00%, 8/25/2043	312	299
Series 2013-92, Class DE, 4.00%, 9/25/2043	600	552
Series 2015-34, Class UP, 3.00%, 11/25/2043	524	504
Series 2020-45, Class CB, 2.00%, 2/25/2044	3,556	3,320
Series 2016-80, Class KV, 3.00%, 6/25/2044	2,933	2,855
Series 2014-56, Class Z, 3.50%, 9/25/2044	5,615	5,212
Series 2017-74, Class KA, 3.00%, 11/25/2044	85	84
Series 2016-100, Class P, 3.50%, 11/25/2044	52	51
Series 2020-18, Class DC, 2.50%, 2/25/2045	33	33
Series 2015-33, Class DT, 2.50%, 6/25/2045	390	362
Series 2015-51, Class KC, 3.00%, 6/25/2045	202	192
Series 2017-18, Class DA, 3.00%, 8/25/2045	701	680
Series 2016-84, Class LA, 3.00%, 12/25/2045	719	673

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2016-2, Class GA, 3.00%, 2/25/2046	1,403	1,319
Series 2024-20, Class HD, 5.50%, 3/25/2046	8,619	8,636
Series 2016-16, Class AL, 3.00%, 4/25/2046	8,156	7,374
Series 2017-15, Class PE, 3.50%, 4/25/2046	961	915
Series 2017-68, Class HQ, 3.00%, 7/25/2046	1,001	933
Series 2016-80, Class JP, 3.00%, 11/25/2046	597	526
Series 2017-85, Class HA, 3.00%, 12/25/2046	1,106	1,030
Series 2017-11, Class PH, 2.50%, 3/25/2047	178	153
Series 2017-10, Class AE, 3.00%, 3/25/2047	1,712	1,617
Series 2017-9, Class B, 3.00%, 3/25/2047	1,811	1,713
Series 2017-10, Class FA, 5.25%, 3/25/2047 (c)	165	163
Series 2017-89, Class KZ, 3.50%, 8/25/2047	7,239	6,178
Series 2017-84, Class JA, 2.75%, 9/25/2047	498	438
Series 2017-96, Class MA, 3.00%, 12/25/2047	398	349
Series 2017-102, Class PZ, 3.50%, 12/25/2047	2,427	2,093
Series 2018-37, Class BC, 3.50%, 12/25/2047	234	219
Series 2024-41, Class GA, 5.50%, 2/25/2048	5,921	5,916
Series 2018-13, Class PA, 3.00%, 3/25/2048	7,133	6,229
Series 2018-15, Class NZ, 3.00%, 3/25/2048	7,130	6,357
Series 2018-15, Class ZG, 3.50%, 3/25/2048	1,576	1,425
Series 2019-17, Class KA, 3.50%, 4/25/2048	185	179
Series 2019-65, Class PA, 2.50%, 5/25/2048	142	128
Series 2019-11, Class EA, 3.00%, 5/25/2048	582	542
Series 2019-20, Class PB, 2.75%, 7/25/2048	222	200
Series 2018-87, Class BA, 4.00%, 7/25/2048	103	98
Series 2020-94, PO, 9/25/2048	376	311
Series 2019-9, Class ZA, 3.50%, 9/25/2048	5,973	5,376
Series 2019-51, Class DW, 3.50%, 11/25/2048	401	389
Series 2020-49, Class GA, 1.50%, 2/25/2049	2,236	1,804
Series 2009-11, Class ZY, 5.50%, 3/25/2049	2,622	2,626
Series 2019-13, Class CG, 4.50%, 4/25/2049	2,469	2,437
Series 2019-18, Class BA, 3.50%, 5/25/2049	7,210	6,846
Series 2019-70, Class JA, 2.50%, 9/25/2049	112	98
Series 2019-72, Class KA, 2.50%, 9/25/2049	157	135
Series 2020-15, Class EA, 2.00%, 10/25/2049	581	488
Series 2019-70, Class MB, 2.50%, 12/25/2049	1,000	736
Series 2019-81, Class LA, 2.50%, 12/25/2049	332	280
Series 2020-7, Class DZ, 3.00%, 2/25/2050	659	553
Series 2020-15, Class EM, 3.00%, 3/25/2050	521	446
Series 2024-81, Class BA, 5.00%, 7/25/2050	8,957	8,873
Series 2024-60, Class H, 5.00%, 11/25/2050	10,854	10,743
Series 2024-65, Class DB, 5.00%, 5/25/2051	12,714	12,651
Series 2024-50, Class DA, 5.50%, 5/25/2051	8,707	8,712
Series 2024-58, Class BA, 5.00%, 9/25/2053	15,601	15,533
Series 2019-33, Class MA, 3.50%, 7/25/2055	438	428
Series 2018-70, Class HA, 3.50%, 10/25/2056	474	461
FNMA, REMIC, Whole Loan
Series 2007-54, Class FA, 5.25%, 6/25/2037 (c)	96	95

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-106, Class A7, 6.01%, 10/25/2037 (c)	106	106
Series 2001-50, Class BA, 7.00%, 10/25/2041	42	43
FNMA, STRIPS
Series 289, Class 1, PO, 11/25/2027	29	28
Series 334, Class 17, IO, 6.50%, 2/25/2033 (c)	92	12
Series 334, Class 13, IO, 6.00%, 3/25/2033 (c)	76	9
Series 334, Class 9, IO, 6.00%, 3/25/2033	202	24
Series 356, Class 16, IO, 5.50%, 6/25/2035 (c)	59	8
Series 359, Class 16, IO, 5.50%, 10/25/2035 (c)	54	8
Series 369, Class 19, IO, 6.00%, 10/25/2036 (c)	35	6
Series 369, Class 26, IO, 6.50%, 10/25/2036 (c)	25	4
Series 386, Class 20, IO, 6.50%, 8/25/2038 (c)	113	19
Series 394, Class C3, IO, 6.50%, 9/25/2038	207	35
Series 411, Class A3, 3.00%, 8/25/2042	948	860
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 5.11%, 11/25/2046 (c)	789	781
GNMA
Series 2011-132, Class GJ, 2.00%, 9/16/2026	51	50
Series 2011-155, Class A, 3.00%, 11/20/2026	18	18
Series 2013-75, Class AC, 1.50%, 5/20/2028	424	407
Series 2003-50, Class F, 5.02%, 5/16/2033 (c)	37	37
Series 2004-39, Class IN, IO, 5.50%, 6/20/2033	38	1
Series 2003-102, Class PE, 6.00%, 11/20/2033	753	752
Series 2006-26, Class S, IF, IO, 1.78%, 6/20/2036 (c)	2,696	91
Series 2007-16, Class KU, IF, IO, 1.93%, 4/20/2037 (c)	1,502	68
Series 2009-106, Class XL, IF, IO, 2.03%, 6/20/2037 (c)	1,366	72
Series 2013-23, Class BP, 3.00%, 9/20/2037	6	6
Series 2008-75, Class SP, IF, IO, 2.75%, 8/20/2038 (c)	554	24
Series 2009-14, Class SA, IF, IO, 1.36%, 3/20/2039 (c)	1,647	44
Series 2009-14, Class KS, IF, IO, 1.58%, 3/20/2039 (c)	683	22
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	207	19
Series 2009-75, Class NB, 4.50%, 6/20/2039	36	36
Series 2010-59, Class HZ, 4.50%, 5/16/2040	1,056	1,040
Series 2010-98, Class ME, 4.50%, 8/20/2040	10,378	10,302
Series 2013-71, Class NA, 2.50%, 8/20/2041	39	38
Series 2012-96, Class WP, 6.50%, 8/16/2042	1,883	1,969
Series 2013-42, Class ND, 1.75%, 11/20/2042	75	70
Series 2013-28, Class DE, 1.75%, 12/20/2042	180	158
Series 2014-3, Class GA, 2.50%, 1/16/2044	3,062	2,852
Series 2014-12, Class ZA, 3.00%, 1/20/2044	13,482	12,252
Series 2014-41, Class AL, 2.25%, 3/16/2044	4,252	3,953
Series 2018-29, Class LC, 3.00%, 4/20/2044	56	55
Series 2014-137, Class DT, 2.25%, 9/16/2044	7,667	7,082
Series 2016-25, Class QH, 3.00%, 12/16/2044	952	895
Series 2015-80, Class CP, 4.50%, 6/20/2045	207	200
Series 2015-80, Class CQ, 5.00%, 6/20/2045	150	146
Series 2018-36, Class AM, 3.00%, 7/20/2045	342	329
Series 2016-79, Class LA, 3.00%, 9/20/2045	165	162
Series 2016-90, Class MA, 3.00%, 10/20/2045	111	109

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2016-104, Class MA, 3.00%, 11/20/2045	41	41
Series 2023-107, Class PA, 5.50%, 1/20/2046	6,404	6,405
Series 2020-125, Class AG, 2.50%, 2/20/2046	1,036	994
Series 2016-91, Class WH, 2.75%, 3/20/2046	850	771
Series 2017-65, Class DZ, 3.00%, 4/20/2047	2,937	2,460
Series 2017-139, Class PE, 2.75%, 8/20/2047	3,446	2,946
Series 2018-34, Class TY, 3.50%, 3/20/2048	798	714
Series 2019-74, Class AT, 3.00%, 6/20/2049	422	385
Series 2023-58, Class BA, 5.00%, 6/20/2049	3,287	3,264
Series 2019-145, Class PA, 3.50%, 8/20/2049	177	167
Series 2023-183, Class A, 4.50%, 11/20/2049	9,442	9,358
Series 2020-5, Class NA, 3.50%, 12/20/2049	2,649	2,443
Series 2020-74, Class DY, 2.00%, 5/20/2050	837	691
Series 2020-83, Class KP, 3.00%, 6/20/2050	257	225
Series 2024-24, Class AD, 5.00%, 3/20/2052	14,423	14,401
Series 2023-80, Class AC, 6.00%, 6/20/2053	5,271	5,352
Series 2024-79, Class PT, 6.00%, 5/20/2054	10,925	11,019
Series 2023-115, Class E, 5.50%, 11/20/2057	22,542	22,681
Series 2010-H26, Class LF, 5.32%, 8/20/2058 (c)	35	35
Series 2010-H03, Class FA, 5.37%, 3/20/2060 (c)	609	609
Series 2011-H07, Class FA, 5.47%, 2/20/2061 (c)	558	557
Series 2011-H08, Class FA, 5.57%, 2/20/2061 (c)	438	438
Series 2011-H11, Class FA, 5.47%, 3/20/2061 (c)	125	125
Series 2011-H11, Class FB, 5.47%, 4/20/2061 (c)	77	77
Series 2011-H21, Class FA, 5.57%, 10/20/2061 (c)	52	52
Series 2013-H05, Class FB, 5.19%, 2/20/2062 (c)	56	55
Series 2012-H14, Class FK, 5.55%, 7/20/2062 (c)	77	77
Series 2012-H18, Class NA, 5.49%, 8/20/2062 (c)	56	56
Series 2012-H20, Class BA, 5.53%, 9/20/2062 (c)	100	98
Series 2012-H23, Class WA, 5.49%, 10/20/2062 (c)	75	75
Series 2012-H29, Class FA, 5.49%, 10/20/2062 (c)	19	19
Series 2012-H30, Class GA, 5.32%, 12/20/2062 (c)	71	71
Series 2013-H08, Class FA, 5.32%, 3/20/2063 (c)	236	235
Series 2013-H11, Class FA, 5.42%, 4/20/2063 (c)	72	72
Series 2013-H14, Class FG, 5.44%, 5/20/2063 (c)	196	195
Series 2013-H15, Class FA, 5.51%, 6/20/2063 (c)	192	192
Series 2013-H19, Class FC, 5.57%, 8/20/2063 (c)	259	259
Series 2014-H05, Class FB, 5.57%, 12/20/2063 (c)	37	37
Series 2014-H02, Class FB, 5.62%, 12/20/2063 (c)	172	172
Series 2024-64, Class ED, 5.50%, 4/20/2064	8,909	8,899
Series 2014-H14, Class GF, 5.44%, 7/20/2064 (c)	46	46
Series 2014-H16, Class FL, 5.78%, 7/20/2064 (c)	419	417
Series 2014-H21, Class FA, 5.62%, 10/20/2064 (c)	193	193
Series 2015-H06, Class FB, 5.62%, 2/20/2065 (c)	6,914	6,901
Series 2015-H04, Class FL, 5.78%, 2/20/2065 (c)	92	92
Series 2015-H13, Class FG, 5.37%, 4/20/2065 (c)	107	106
Series 2015-H10, Class FH, 5.57%, 4/20/2065 (c)	653	651
Series 2015-H09, Class FA, 5.59%, 4/20/2065 (c)	263	262

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2015-H10, Class FK, 5.59%, 4/20/2065 (c)	6,667	6,650
Series 2015-H14, Class FB, 5.40%, 5/20/2065 (c)	28	28
Series 2015-H12, Class FB, 5.57%, 5/20/2065 (c)	5,141	5,130
Series 2015-H12, Class FD, 5.57%, 5/20/2065 (c)	1,009	1,006
Series 2015-H14, Class FA, 5.54%, 6/20/2065 (c)	2,455	2,449
Series 2015-H16, Class FM, 5.57%, 7/20/2065 (c)	2,014	2,008
Series 2015-H24, Class FA, 5.62%, 9/20/2065 (c)	3,602	3,595
Series 2015-H27, Class FA, 5.72%, 9/20/2065 (c)	943	943
Series 2015-H25, Class FD, 5.62%, 10/20/2065 (c)	3,864	3,856
Series 2015-H29, Class FA, 5.67%, 10/20/2065 (c)	2	2
Series 2015-H29, Class FJ, 5.65%, 11/20/2065 (c)	2,474	2,470
Series 2016-H01, Class FA, 5.87%, 1/20/2066 (c)	2,266	2,274
Series 2016-H06, Class FC, 5.89%, 2/20/2066 (c)	1,359	1,361
Series 2016-H06, Class FA, 5.92%, 2/20/2066 (c)	1,533	1,536
Series 2016-H09, Class FN, 5.82%, 3/20/2066 (c)	1,648	1,649
Series 2016-H14, Class FA, 5.77%, 6/20/2066 (c)	905	905
Series 2016-H22, Class FA, 5.74%, 10/20/2066 (c)	3,395	3,402
Series 2016-H24, Class AF, 5.82%, 11/20/2066 (c)	1,495	1,496
Series 2017-H07, Class FG, 5.43%, 2/20/2067 (c)	143	142
Series 2017-H14, Class FD, 5.44%, 6/20/2067 (c)	273	272
Series 2017-H16, Class CF, 5.44%, 7/20/2067 (c)	4,585	4,576
Series 2017-H15, Class FN, 5.47%, 7/20/2067 (c)	104	103
Series 2017-H19, Class FA, 5.42%, 8/20/2067 (c)	272	271
Series 2018-H04, Class FG, 5.25%, 2/20/2068 (c)	193	192
Series 2018-H07, Class FE, 5.32%, 2/20/2068 (c)	30	30
Series 2019-H01, Class FT, 5.37%, 10/20/2068 (c)	201	200
Series 2019-H05, Class FT, 4.34%, 4/20/2069 (c)	652	652
Series 2020-H13, Class FK, 5.47%, 7/20/2070 (c)	3,056	3,037
JPMorgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	103	96
Series 2006-A2, Class 4A1, 7.30%, 8/25/2034 (c)	262	265
Legacy Mortgage Asset Trust Series 2021-GS3, Class A1, 4.75%, 7/25/2061 (a) (e)	3,160	3,150
LHOME Mortgage Trust Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (a) (e)	13,067	12,950
MASTR Alternative Loan Trust Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	—
MFA Trust
Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (a) (e)	12,170	12,184
Series 2021-NQM2, Class A1, 1.03%, 11/25/2064 (a) (c)	843	740
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (e)	6,035	6,085
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (a) (e)	15,750	15,555
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-AR6, Class 4A1, 5.22%, 12/25/2035 (c)	1,206	297
NYMT Loan Trust
Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (a) (e)	7,000	6,922
Series 2021-SP1, Class A1, 4.67%, 8/25/2061 (a) (e)	8,731	8,648
OBX Trust Series 2020-EXP3, Class 2A1, 5.60%, 1/25/2060 (a) (c)	501	506
PRPM LLC
Series 2020-4, Class A1, 6.61%, 10/25/2025 (a) (e)	6,652	6,659
Series 2020-6, Class A1, 6.36%, 11/25/2025 (a) (e)	2,587	2,590

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2021-RPL2, Class A1, 1.46%, 10/25/2051 (a) (c)	1,465	1,335
Visio Trust Series 2019-2, Class A1, 2.72%, 11/25/2054 (a) (c)	1,062	1,033
Total Collateralized Mortgage Obligations (Cost $1,181,031)		1,136,934
Mortgage-Backed Securities — 8.7%
FHLMC
Pool # 611141, ARM, 6.28%, 1/1/2027 (c)	1	1
Pool # 846774, ARM, 6.27%, 12/1/2027 (c)	—	—
Pool # 1B2844, ARM, 6.27%, 3/1/2035 (c)	26	26
Pool # 1L1380, ARM, 7.27%, 3/1/2035 (c)	456	474
Pool # 1L1379, ARM, 7.34%, 10/1/2035 (c)	342	353
Pool # 1G1861, ARM, 6.54%, 3/1/2036 (c)	173	176
Pool # 1J1380, ARM, 7.66%, 3/1/2036 (c)	51	52
Pool # 1J1313, ARM, 7.33%, 6/1/2036 (c)	33	34
Pool # 1G1028, ARM, 7.67%, 7/1/2036 (c)	14	14
Pool # 1K0035, ARM, 7.48%, 8/1/2036 (c)	49	50
Pool # 1N0273, ARM, 7.60%, 8/1/2036 (c)	41	41
Pool # 1J1393, ARM, 7.15%, 10/1/2036 (c)	163	167
Pool # 1J1378, ARM, 5.89%, 11/1/2036 (c)	94	95
Pool # 1J1418, ARM, 5.94%, 12/1/2036 (c)	61	62
Pool # 1J1467, ARM, 6.65%, 12/1/2036 (c)	86	89
Pool # 1N0346, ARM, 7.31%, 12/1/2036 (c)	91	91
Pool # 1J1541, ARM, 6.05%, 1/1/2037 (c)	295	299
Pool # 1J1516, ARM, 6.07%, 2/1/2037 (c)	60	62
Pool # 1J1635, ARM, 6.06%, 3/1/2037 (c)	120	123
Pool # 1J1522, ARM, 6.66%, 3/1/2037 (c)	61	62
Pool # 1N1458, ARM, 7.19%, 3/1/2037 (c)	79	81
Pool # 1Q0339, ARM, 6.66%, 4/1/2037 (c)	8	9
Pool # 1Q0697, ARM, 7.15%, 5/1/2037 (c)	420	424
Pool # 1J1681, ARM, 7.73%, 6/1/2037 (c)	368	376
Pool # 1J1685, ARM, 7.73%, 6/1/2037 (c)	136	138
Pool # 847871, ARM, 6.71%, 8/1/2037 (c)	97	97
Pool # 1J2834, ARM, 7.64%, 8/1/2037 (c)	25	25
Pool # 1Q0476, ARM, 7.34%, 10/1/2037 (c)	79	81
Pool # 1J2945, ARM, 7.50%, 11/1/2037 (c)	46	46
Pool # 1Q0894, ARM, 7.18%, 1/1/2038 (c)	157	158
Pool # 1Q0722, ARM, 6.58%, 4/1/2038 (c)	141	144
FHLMC Gold Pools, 15 Year
Pool # J14783, 4.00%, 3/1/2026	9	9
Pool # G14643, 4.00%, 8/1/2026	14	14
Pool # G14973, 4.00%, 12/1/2028	31	31
Pool # J30812, 3.00%, 2/1/2030	4,619	4,479
Pool # J31731, 3.00%, 5/1/2030	184	178
Pool # G16018, 3.00%, 12/1/2031	2,658	2,560
Pool # G18643, 2.50%, 5/1/2032	8,054	7,621
Pool # G18692, 3.50%, 6/1/2033	7,169	6,965
Pool # G16584, 3.50%, 8/1/2033	10,284	9,985
Pool # G18713, 3.50%, 11/1/2033	17,059	16,552

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FHLMC Gold Pools, 20 Year
Pool # G30325, 5.50%, 3/1/2027	157	157
Pool # C91261, 4.50%, 8/1/2029	56	56
Pool # C91349, 4.50%, 12/1/2030	63	63
Pool # G30565, 4.50%, 10/1/2031	148	147
Pool # G30701, 5.00%, 11/1/2031	49	50
Pool # C91388, 3.50%, 2/1/2032	1,439	1,395
Pool # C91447, 3.50%, 5/1/2032	111	107
Pool # C91449, 4.00%, 5/1/2032	496	487
Pool # C91581, 3.00%, 11/1/2032	587	558
Pool # K90311, 3.00%, 4/1/2033	1,183	1,122
Pool # G30669, 4.50%, 12/1/2033	794	790
Pool # C91761, 4.00%, 5/1/2034	600	589
Pool # K92617, 3.00%, 4/1/2035	3,374	3,171
Pool # C91862, 3.50%, 1/1/2036	2,169	2,082
Pool # C91880, 3.50%, 6/1/2036	1,243	1,186
FHLMC Gold Pools, 30 Year
Pool # A30588, 6.00%, 7/1/2032	51	53
Pool # G01665, 5.50%, 3/1/2034	1,110	1,132
Pool # G05046, 5.00%, 11/1/2036	65	65
Pool # G03073, 5.50%, 7/1/2037	539	549
Pool # G04772, 7.00%, 8/1/2038	63	67
Pool # G05091, 4.50%, 9/1/2038	513	506
Pool # G05798, 5.50%, 1/1/2040	134	137
Pool # G08729, 4.50%, 9/1/2046	356	349
FHLMC Gold Pools, Other
Pool # T45022, 2.50%, 1/1/2028	1,421	1,379
Pool # U79013, 2.50%, 4/1/2028	258	251
Pool # U79014, 2.50%, 5/1/2028	314	305
Pool # T40143, 2.50%, 7/1/2028	302	294
Pool # U79019, 3.00%, 7/1/2028	54	53
Pool # U79026, 2.50%, 9/1/2028	64	62
Pool # U49013, 3.00%, 9/1/2028	501	489
Pool # G20027, 10.00%, 10/1/2030	4	4
Pool # ZT1051, 3.50%, 12/1/2033	1,531	1,473
Pool # G20028, 7.50%, 12/1/2036	837	857
Pool # RE6019, 3.00%, 12/1/2049	512	444
Pool # RE6030, 3.50%, 2/1/2050	362	325
Pool # RE6028, 3.00%, 4/1/2050	294	252
Pool # RE6048, 2.50%, 5/1/2050	1,242	1,021
Pool # RE6041, 3.00%, 5/1/2050	4,616	3,956
FHLMC UMBS, 10 Year
Pool # RD5058, 2.00%, 5/1/2031	12,193	11,448
Pool # RD5059, 1.50%, 6/1/2031	12,969	11,987
Pool # RD5121, 4.50%, 9/1/2032	2,081	2,073
Pool # RD5122, 4.00%, 10/1/2032	2,448	2,405
Pool # RD5146, 4.50%, 5/1/2033	2,615	2,606
Pool # RD5150, 5.00%, 5/1/2033	4,751	4,797

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # RD5157, 4.50%, 7/1/2033	1,893	1,886
FHLMC UMBS, 15 Year
Pool # ZS6893, 3.00%, 1/1/2029	10,587	10,299
Pool # ZK7588, 3.00%, 2/1/2029	6,525	6,372
Pool # ZS7344, 3.00%, 1/1/2031	9,360	9,012
Pool # SB1025, 2.50%, 2/1/2031	9,609	9,193
Pool # ZS8602, 3.00%, 3/1/2031	2,897	2,786
Pool # ZK8739, 3.00%, 5/1/2032	7,428	7,111
Pool # SB0722, 3.00%, 4/1/2033	4,020	3,879
Pool # ZS8076, 4.00%, 7/1/2033	1,219	1,200
Pool # ZS8124, 4.00%, 8/1/2033	1,913	1,884
Pool # ZT1403, 3.50%, 11/1/2033	11,106	10,767
Pool # ZT1412, 4.00%, 11/1/2033	12,145	11,952
Pool # SB1084, 3.00%, 3/1/2035	12,455	12,010
Pool # SB0754, 2.00%, 3/1/2036	859	777
Pool # SB1182, 6.00%, 2/1/2038	24,341	24,840
FHLMC UMBS, 20 Year
Pool # ZA2217, 3.50%, 2/1/2032	9,410	9,112
Pool # ZT2375, 4.00%, 3/1/2032	7,850	7,721
Pool # ZS9162, 3.00%, 9/1/2033	4,137	3,947
Pool # ZT1674, 5.00%, 2/1/2035	2,284	2,294
Pool # SC0379, 4.50%, 4/1/2035	3,253	3,225
Pool # ZT1808, 3.50%, 5/1/2037	7,410	7,127
Pool # ZA5795, 4.00%, 11/1/2038	8,700	8,413
Pool # SC0353, 6.00%, 4/1/2043 (d)	32,459	33,084
FHLMC UMBS, 30 Year
Pool # SD1278, 5.00%, 9/1/2049	7,021	7,108
Pool # SD4986, 5.50%, 11/1/2052	5,645	5,750
FNMA
Pool # 325081, ARM, 7.10%, 10/1/2025 (c)	—	—
Pool # 409902, ARM, 6.49%, 6/1/2027 (c)	3	3
Pool # 52597, ARM, 4.55%, 7/1/2027 (c)	1	1
Pool # 810896, ARM, 6.74%, 1/1/2035 (c)	14	14
Pool # 865095, ARM, 8.18%, 10/1/2035 (c)	162	165
Pool # AD0295, ARM, 7.11%, 3/1/2036 (c)	211	214
Pool # 894571, ARM, 7.22%, 3/1/2036 (c)	387	405
Pool # 877009, ARM, 8.18%, 3/1/2036 (c)	147	151
Pool # 895687, ARM, 6.49%, 5/1/2036 (c)	31	32
Pool # 882099, ARM, 7.03%, 7/1/2036 (c)	61	61
Pool # 884722, ARM, 7.12%, 8/1/2036 (c)	27	27
Pool # 886558, ARM, 7.34%, 8/1/2036 (c)	86	88
Pool # 745858, ARM, 7.66%, 8/1/2036 (c)	14	14
Pool # 887714, ARM, 7.67%, 8/1/2036 (c)	37	37
Pool # 882241, ARM, 7.53%, 10/1/2036 (c)	100	101
Pool # 870920, ARM, 6.13%, 12/1/2036 (c)	14	14
Pool # 905593, ARM, 6.19%, 12/1/2036 (c)	10	10
Pool # AD0296, ARM, 6.24%, 12/1/2036 (c)	157	158
Pool # 905196, ARM, 6.67%, 12/1/2036 (c)	13	14

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 888143, ARM, 5.81%, 1/1/2037 (c)	36	37
Pool # 920954, ARM, 6.91%, 1/1/2037 (c)	264	270
Pool # 913984, ARM, 7.18%, 2/1/2037 (c)	133	135
Pool # 910178, ARM, 6.37%, 3/1/2037 (c)	290	295
Pool # 936588, ARM, 6.27%, 4/1/2037 (c)	54	55
Pool # 888750, ARM, 6.47%, 4/1/2037 (c)	25	25
Pool # 948208, ARM, 6.74%, 7/1/2037 (c)	158	160
Pool # 944105, ARM, 7.11%, 7/1/2037 (c)	4	4
Pool # 950385, ARM, 6.63%, 8/1/2037 (c)	2	2
Pool # 950382, ARM, 6.78%, 8/1/2037 (c)	435	443
Pool # AD0081, ARM, 6.32%, 11/1/2037 (c)	53	54
Pool # 952182, ARM, 6.70%, 11/1/2037 (c)	109	110
Pool # 995108, ARM, 7.14%, 11/1/2037 (c)	189	195
Pool # 966911, ARM, 6.25%, 12/1/2037 (c)	34	35
FNMA UMBS, 10 Year
Pool # MA2233, 2.50%, 4/1/2025	3	3
Pool # MA4040, 2.00%, 6/1/2030	301	285
Pool # MA4332, 2.00%, 5/1/2031	11,708	11,007
Pool # MA4367, 1.50%, 6/1/2031	15,710	14,521
Pool # BP3513, 2.00%, 6/1/2031	944	886
Pool # FS0868, 2.50%, 3/1/2032	2,359	2,225
Pool # MA4637, 3.00%, 6/1/2032	608	580
Pool # FS5461, 3.50%, 12/1/2032	3,079	2,999
Pool # MA5079, 5.00%, 6/1/2033	1,657	1,673
Pool # MA5117, 4.50%, 7/1/2033	1,476	1,471
FNMA UMBS, 15 Year
Pool # AL2193, 5.50%, 7/1/2025	—	—
Pool # AJ5336, 3.00%, 11/1/2026	16	16
Pool # AK0971, 3.00%, 2/1/2027	20	19
Pool # AO0800, 3.00%, 4/1/2027	26	26
Pool # AP7842, 3.00%, 9/1/2027	21	21
Pool # AL3439, 4.00%, 9/1/2027	83	83
Pool # AL4307, 4.00%, 10/1/2028	230	228
Pool # AL6105, 4.00%, 12/1/2029	14	14
Pool # AZ0888, 3.50%, 7/1/2030	2,242	2,193
Pool # AZ8018, 3.00%, 9/1/2030	3,334	3,219
Pool # FM9465, 3.00%, 1/1/2031	2,846	2,773
Pool # AL9065, 3.00%, 9/1/2031	4,298	4,138
Pool # FM3524, 3.00%, 4/1/2032	4,769	4,622
Pool # BM5110, 3.00%, 9/1/2032	10,185	9,818
Pool # MA3540, 3.50%, 12/1/2033	6,902	6,689
Pool # MA3559, 3.50%, 1/1/2034	7,200	6,977
Pool # BN6225, 3.50%, 3/1/2034	2,562	2,483
Pool # CA3614, 3.50%, 5/1/2034	8,533	8,250
Pool # CA4258, 2.50%, 10/1/2034	3,910	3,603
Pool # CA4263, 3.00%, 10/1/2034	3,795	3,619
Pool # FS4368, 4.00%, 11/1/2034	23,178	22,785
Pool # FS4292, 3.00%, 2/1/2035	2,710	2,611

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # MA3984, 2.50%, 4/1/2035	2,612	2,425
Pool # FS3924, 3.00%, 6/1/2035	16,867	16,237
Pool # FS4504, 3.50%, 9/1/2035	4,478	4,370
Pool # FS5951, 3.50%, 9/1/2035	4,360	4,257
Pool # FS4848, 3.00%, 7/1/2036	2,932	2,803
Pool # FS4430, 3.50%, 1/1/2037	3,831	3,731
Pool # FS6749, 3.50%, 1/1/2037	3,137	3,009
FNMA UMBS, 20 Year
Pool # 256714, 5.50%, 5/1/2027	43	43
Pool # MA0214, 5.00%, 10/1/2029	391	393
Pool # AD5474, 5.00%, 5/1/2030	128	128
Pool # MA0534, 4.00%, 10/1/2030	58	57
Pool # AL4165, 4.50%, 1/1/2031	330	327
Pool # MA0804, 4.00%, 7/1/2031	67	66
Pool # MA0792, 4.50%, 7/1/2031	588	585
Pool # MA3894, 4.00%, 9/1/2031	87	85
Pool # 890653, 4.50%, 1/1/2032	274	272
Pool # AL5958, 4.00%, 3/1/2032	656	643
Pool # MA1037, 3.00%, 4/1/2032	606	579
Pool # AL1722, 4.50%, 4/1/2032	49	49
Pool # AB5811, 3.00%, 8/1/2032	906	858
Pool # AL7474, 3.50%, 10/1/2032	559	538
Pool # MA1270, 2.50%, 11/1/2032	401	376
Pool # AL3190, 4.00%, 12/1/2032	259	253
Pool # AU5910, 3.50%, 9/1/2033	4,758	4,575
Pool # MA1802, 3.00%, 1/1/2034	507	477
Pool # BM4298, 3.50%, 4/1/2034	8,807	8,481
Pool # AL8051, 4.00%, 5/1/2034	2,305	2,252
Pool # AL5373, 4.50%, 5/1/2034	267	264
Pool # MA1922, 4.00%, 6/1/2034	13,877	13,561
Pool # BM4606, 4.00%, 1/1/2036	9,501	9,323
Pool # MA2587, 3.50%, 4/1/2036	1,532	1,469
Pool # FM2477, 3.00%, 5/1/2036	2,136	2,021
Pool # AS7789, 3.00%, 8/1/2036	2,767	2,588
Pool # FM6297, 3.50%, 12/1/2036	2,260	2,175
Pool # FS0448, 3.00%, 1/1/2037	5,410	5,124
Pool # BM1370, 3.00%, 4/1/2037	1,326	1,236
Pool # BJ2544, 3.00%, 12/1/2037	991	914
Pool # FM2922, 3.00%, 2/1/2038	1,537	1,456
Pool # FM8386, 3.00%, 6/1/2038 (d)	2,150	2,029
Pool # FS4583, 4.00%, 6/1/2038	1,590	1,555
Pool # FS1689, 4.50%, 4/1/2039	1,273	1,266
Pool # FS4048, 4.50%, 4/1/2039	10,181	10,125
FNMA UMBS, 30 Year
Pool # 250511, 6.50%, 3/1/2026	—	—
Pool # 555889, 8.00%, 12/1/2030	4	4
Pool # 254548, 5.50%, 12/1/2032	544	558
Pool # 555458, 5.50%, 5/1/2033	1,115	1,126

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AB0054, 4.50%, 12/1/2034	1,432	1,411
Pool # 735503, 6.00%, 4/1/2035	808	835
Pool # 745275, 5.00%, 2/1/2036	1,411	1,423
Pool # 889118, 5.50%, 4/1/2036	1,510	1,528
Pool # 889209, 5.00%, 5/1/2036	79	78
Pool # 745948, 6.50%, 10/1/2036	123	128
Pool # 889494, 5.50%, 1/1/2037	107	109
Pool # AD0249, 5.50%, 4/1/2037	1,069	1,083
Pool # 995024, 5.50%, 8/1/2037	168	172
Pool # FS4003, 5.50%, 8/1/2037	5,848	5,957
Pool # 950302, 7.00%, 8/1/2037	275	287
Pool # 888890, 6.50%, 10/1/2037	355	372
Pool # 929005, 6.00%, 1/1/2038	237	247
Pool # 995049, 5.50%, 2/1/2038	3,369	3,481
Pool # 890268, 6.50%, 10/1/2038	626	647
Pool # 995149, 6.50%, 10/1/2038	385	397
Pool # AL7521, 5.00%, 6/1/2039	205	207
Pool # AC3237, 5.00%, 10/1/2039	106	107
Pool # AB2025, 5.00%, 1/1/2040	261	263
Pool # AD6431, 4.50%, 6/1/2040	111	109
Pool # AK6740, 4.00%, 3/1/2042	1,217	1,180
Pool # AO7185, 4.00%, 9/1/2042	609	582
Pool # AL7590, 3.50%, 10/1/2045	560	518
Pool # FS5552, 5.00%, 12/1/2047	5,518	5,560
Pool # FS6870, 5.50%, 11/1/2052	3,911	4,002
FNMA, 30 Year Pool # 801357, 5.50%, 8/1/2034	28	28
FNMA, Other
Pool # AN0254, 2.97%, 12/1/2025	4,713	4,626
Pool # AN1461, 2.59%, 5/1/2026	10,000	9,708
Pool # AN1613, 2.55%, 7/1/2026	9,147	8,853
Pool # BL4482, 2.19%, 11/1/2026	10,051	9,640
Pool # AM8146, 2.78%, 2/1/2027	7,202	6,964
Pool # AN5041, 3.08%, 3/1/2027	5,049	4,902
Pool # AN6585, 2.84%, 9/1/2027	6,481	6,213
Pool # AN6586, 2.84%, 9/1/2027	5,929	5,678
Pool # AN7169, 2.83%, 10/1/2027	5,307	5,082
Pool # BL9763, 1.24%, 12/1/2027	2,500	2,279
Pool # AB7351, 2.50%, 12/1/2027	260	252
Pool # AQ8837, 2.50%, 12/1/2027	159	155
Pool # AQ9357, 2.50%, 1/1/2028	90	87
Pool # AN8048, 3.08%, 1/1/2028	3,160	3,059
Pool # AQ9760, 2.50%, 2/1/2028	467	452
Pool # MA1360, 2.50%, 2/1/2028	533	517
Pool # BS1625, 1.35%, 4/1/2028	4,989	4,525
Pool # BS8763, 4.50%, 6/1/2028	1,335	1,335
Pool # BS9129, 4.39%, 7/1/2028	3,798	3,783
Pool # MA1557, 3.00%, 8/1/2028	95	93
Pool # AN9814, 3.63%, 8/1/2028	3,547	3,433

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS9300, 4.46%, 8/1/2028	4,840	4,829
Pool # BS9278, 4.65%, 8/1/2028	1,444	1,451
Pool # BS9323, 4.86%, 8/1/2028	1,224	1,238
Pool # BS9062, 4.54%, 9/1/2028	5,425	5,398
Pool # BS9590, 4.82%, 9/1/2028	7,345	7,399
Pool # BS9454, 5.34%, 9/1/2028	4,505	4,622
Pool # BZ0016, 5.55%, 12/1/2028	5,000	5,167
Pool # BL1106, 3.63%, 1/1/2029	9,578	9,276
Pool # BZ0809, 4.89%, 4/1/2029	1,264	1,283
Pool # BZ0931, 4.71%, 5/1/2029	8,965	9,018
Pool # BZ1385, 4.65%, 7/1/2029	2,000	2,012
Pool # BZ1274, 4.72%, 7/1/2029	1,993	2,007
Pool # BM7222, 3.50%, 10/1/2029	2,767	2,711
Pool # BM7221, 3.00%, 2/1/2031	5,386	5,258
Pool # BK4847, 2.50%, 4/1/2033	185	177
Pool # BM6947, 3.50%, 7/1/2033	2,657	2,574
Pool # AL6151, 3.50%, 8/1/2034	8,805	8,427
Pool # BM6595, 4.00%, 6/1/2037	1,675	1,639
Pool # BF0077, 4.50%, 3/1/2039	7,876	7,722
Pool # BF0194, 4.50%, 7/1/2040	2,039	1,999
Pool # BF0238, 4.50%, 8/1/2041	11,851	11,771
Pool # MA0896, 4.00%, 11/1/2041	284	269
Pool # MA1188, 3.00%, 9/1/2042	1,443	1,288
Pool # MA1349, 3.00%, 2/1/2043	1,472	1,313
Pool # MA1371, 3.00%, 3/1/2043	492	439
Pool # MA1433, 3.00%, 5/1/2043	636	568
Pool # MA1510, 4.00%, 7/1/2043	684	656
Pool # AL6167, 3.50%, 1/1/2044	1,026	952
Pool # BM3994, 3.50%, 1/1/2044	1,320	1,225
Pool # AL6854, 3.00%, 2/1/2044	1,880	1,706
Pool # AL7826, 3.50%, 1/1/2046	1,491	1,424
Pool # MA2621, 3.50%, 5/1/2046	305	278
Pool # MA2744, 3.50%, 9/1/2046	786	716
Pool # AL9060, 5.57%, 4/1/2047	3,723	3,829
Pool # BH8493, 3.00%, 11/1/2047	1,079	943
Pool # MA3197, 3.00%, 11/1/2047	524	457
Pool # BM5053, 3.00%, 4/1/2048	390	351
Pool # BF0371, 5.00%, 7/1/2048	1,553	1,562
Pool # BF0573, 5.50%, 12/1/2048	12,212	12,295
Pool # BM6073, 3.00%, 7/1/2049	798	718
Pool # MA3913, 3.00%, 1/1/2050	936	802
Pool # CA5133, 3.00%, 2/1/2050	458	393
Pool # MA3971, 3.00%, 3/1/2050	3,010	2,580
Pool # CA5979, 3.00%, 5/1/2050	411	352
Pool # MA4029, 3.00%, 5/1/2050	379	325
Pool # MA4057, 2.50%, 6/1/2050	733	603
Pool # CA6065, 3.00%, 6/1/2050	363	312
Pool # MA4058, 3.00%, 6/1/2050	299	256

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CA6385, 3.00%, 7/1/2050	449	385
GNMA I, 15 Year Pool # 783929, 4.00%, 5/15/2026	3	3
GNMA I, 30 Year
Pool # 780115, 8.50%, 4/15/2025	—	—
Pool # 423946, 9.00%, 10/15/2026	—	—
Pool # 786458, 5.50%, 3/15/2033	2,728	2,784
Pool # 784278, 5.50%, 1/15/2034	2,051	2,095
Pool # 687926, 6.50%, 9/15/2038	804	832
Pool # 785282, 4.25%, 10/15/2040	7,353	7,168
Pool # 785859, 5.50%, 6/15/2041	22,347	22,946
Pool # AE7700, 3.50%, 8/15/2043	398	373
GNMA II
Pool # 8746, ARM, 3.75%, 11/20/2025 (c)	3	3
Pool # 8790, ARM, 4.62%, 1/20/2026 (c)	1	1
Pool # 80053, ARM, 4.62%, 3/20/2027 (c)	—	—
Pool # 80152, ARM, 4.62%, 1/20/2028 (c)	—	—
GNMA II, 15 Year
Pool # 5136, 4.00%, 8/20/2026	12	12
Pool # 5208, 3.00%, 10/20/2026	236	233
Pool # 5277, 3.50%, 1/20/2027	53	52
Pool # MA3495, 2.50%, 3/20/2031	6,813	6,489
Pool # MA3638, 2.50%, 5/20/2031	3,690	3,508
GNMA II, 30 Year
Pool # 1989, 8.50%, 4/20/2025	—	—
Pool # 2285, 8.00%, 9/20/2026	1	1
Pool # 2499, 8.00%, 10/20/2027	1	1
Pool # 2525, 8.00%, 12/20/2027	—	—
Pool # 2646, 7.50%, 9/20/2028	1	1
Pool # 4224, 7.00%, 8/20/2038	386	398
Pool # 4245, 6.00%, 9/20/2038	564	600
Pool # 4247, 7.00%, 9/20/2038	786	811
Pool # MA8619, 6.50%, 11/20/2038	2,741	2,813
Pool # MA8918, 5.50%, 12/20/2038	1,887	1,928
GNMA II, Other Pool # MA6081, 3.50%, 8/20/2049	660	591
Total Mortgage-Backed Securities (Cost $859,819)		852,086
Commercial Mortgage-Backed Securities — 2.2%
BX Series 2021-MFM1, Class A, 5.42%, 1/15/2034 (a) (c)	1,143	1,142
Commercial Mortgage Trust
Series 2020-CBM, Class B, 3.10%, 2/10/2037 (a)	4,765	4,717
Series 2014-UBS3, Class B, 4.31%, 6/10/2047	3,000	2,599
Series 2015-CR26, Class B, 4.61%, 10/10/2048 (c)	2,000	1,947
DBJPM Mortgage Trust Series 2017-C6, Class A3, 3.27%, 6/10/2050	208	200
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KC07, Class A7, 2.51%, 10/25/2026	2,244	2,159
Series K068, Class X1, IO, 0.54%, 8/25/2027 (c)	64,312	637
Series K740, Class X1, IO, 0.82%, 9/25/2027 (c)	102,399	1,741
Series K506, Class A1, 4.65%, 5/25/2028	1,176	1,179

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K507, Class A2, 4.80%, 9/25/2028 (c)	2,500	2,518
Series K512, Class A2, 5.00%, 11/25/2028	12,000	12,203
Series KG04, Class A1, 0.85%, 6/25/2030	3,556	3,175
Series K114, Class X1, IO, 1.21%, 6/25/2030 (c)	39,657	2,006
FNMA ACES Series 2020-M10, Class X1, IO, 1.90%, 12/25/2030 (c)	53,869	3,490
FREMF Mortgage Trust
Series 2018-K733, Class C, 4.21%, 9/25/2025 (a) (c)	7,000	6,891
Series 2019-K735, Class B, 4.16%, 5/25/2026 (a) (c)	15,980	15,698
Series 2015-K44, Class C, 3.84%, 1/25/2048 (a) (c)	2,000	1,990
Series 2015-K42, Class C, 3.90%, 1/25/2048 (a) (c)	1,000	996
Series 2015-K43, Class C, 3.82%, 2/25/2048 (a) (c)	6,000	5,966
Series 2015-K45, Class B, 3.75%, 4/25/2048 (a) (c)	1,246	1,240
Series 2015-K45, Class C, 3.75%, 4/25/2048 (a) (c)	9,700	9,650
Series 2016-K54, Class B, 4.19%, 4/25/2048 (a) (c)	1,500	1,478
Series 2015-K50, Class B, 3.91%, 10/25/2048 (a) (c)	26,500	26,152
Series 2015-K50, Class C, 3.91%, 10/25/2048 (a) (c)	2,000	1,971
Series 2015-K51, Class B, 4.09%, 10/25/2048 (a) (c)	5,000	4,939
Series 2016-K52, Class B, 4.07%, 1/25/2049 (a) (c)	3,000	2,958
Series 2016-K53, Class B, 4.16%, 3/25/2049 (a) (c)	27,760	27,345
Series 2016-K57, Class B, 4.05%, 8/25/2049 (a) (c)	2,000	1,959
Series 2017-K62, Class B, 4.01%, 1/25/2050 (a) (c)	5,500	5,373
Series 2017-K71, Class B, 3.88%, 11/25/2050 (a) (c)	1,000	968
Series 2019-K734, Class B, 4.18%, 2/25/2051 (a) (c)	3,400	3,343
Series 2019-K90, Class B, 4.46%, 2/25/2052 (a) (c)	13,582	13,158
Independence Plaza Trust Series 2018-INDP, Class C, 4.16%, 7/10/2035 (a)	3,225	3,138
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.37%, 7/15/2048 (c)	9,000	6,506
Series 2015-C31, Class C, 4.78%, 8/15/2048 (c)	2,750	2,069
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6, Class A3, 3.11%, 7/15/2050	3,895	3,758
MHC Commercial Mortgage Trust
Series 2021-MHC, Class A, 5.52%, 4/15/2038 (a) (c)	1,066	1,065
Series 2021-MHC, Class D, 6.32%, 4/15/2038 (a) (c)	2,000	1,995
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31, Class B, 3.88%, 11/15/2049 (c)	4,140	3,755
Morgan Stanley Capital I Trust Series 2021-L6, Class A2, 2.13%, 6/15/2054 (c)	3,767	3,441
MRCD MARK Mortgage Trust Series 2019-PARK, Class B, 2.72%, 12/15/2036 (a)	6,000	4,942
OPG Trust Series 2021-PORT, Class B, 5.44%, 10/15/2036 (a) (c)	4,076	4,045
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A, 5.87%, 2/15/2040 (a) (c)	6,613	6,573
Series 2015-C28, Class B, 4.21%, 5/15/2048 (c)	3,000	2,925
Series 2015-C29, Class C, 4.36%, 6/15/2048 (c)	1,250	1,171
Series 2017-C41, Class A2, 2.59%, 11/15/2050	1,452	1,378
Total Commercial Mortgage-Backed Securities (Cost $227,568)		218,549

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 4.6%
Investment Companies — 2.8%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.49% (f) (g) (Cost $275,634)	275,634	275,634
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 1.8%
U.S. Treasury Bills
4.80%, 1/30/2025 (h) (i)	23,480	23,309
5.08%, 5/15/2025 (h)	149,765	146,829
Total U.S. Treasury Obligations (Cost $169,737)		170,138
Total Short-Term Investments (Cost $445,371)		445,772
Total Investments — 100.5% (Cost $9,839,253)		9,801,789
Liabilities in Excess of Other Assets — (0.5)%		(49,151)
NET ASSETS — 100.0%		9,752,638

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2024.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2024. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2024.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2024.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2024.

(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of November 30, 2024.
(h)	The rate shown is the effective yield as of November 30, 2024.
(i)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
Futures contracts outstanding as of November 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	11,624	03/31/2025	USD	2,395,997	5,372
Short Contracts
U.S. Treasury 10 Year Note	(1,664)	03/20/2025	USD	(185,068)	(2,446)
U.S. Treasury 10 Year Ultra Note	(887)	03/20/2025	USD	(101,866)	(1,790)
U.S. Treasury Long Bond	(386)	03/20/2025	USD	(46,151)	(1,199)
U.S. Treasury Ultra Bond	(1)	03/20/2025	USD	(127)	(4)
U.S. Treasury 5 Year Note	(8,337)	03/31/2025	USD	(897,335)	(6,777)
(12,216)
(6,844)

Abbreviations
USD	United States Dollar

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2024.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$2,269,825	$101,103	$2,370,928
Collateralized Mortgage Obligations	—	1,126,585	10,349	1,136,934
Commercial Mortgage-Backed Securities	—	218,549	—	218,549
Corporate Bonds	—	2,413,338	—	2,413,338
Mortgage-Backed Securities	—	852,086	—	852,086
U.S. Treasury Obligations	—	2,364,182	—	2,364,182
Short-Term Investments
Investment Companies	275,634	—	—	275,634
U.S. Treasury Obligations	—	170,138	—	170,138
Total Short-Term Investments	275,634	170,138	—	445,772
Total Investments in Securities	$275,634	$9,414,703	$111,452	$9,801,789
Appreciation in Other Financial Instruments
Futures Contracts	$5,372	$—	$—	$5,372
Depreciation in Other Financial Instruments
Futures Contracts	(12,216)	—	—	(12,216)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(6,844)	$—	$—	$(6,844)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2024
Investments in Securities:
Asset-Backed Securities	$43,814	$—	$1,521	$32	$94,888	$(31,207)	$—	$(7,945)	$101,103
Collateralized Mortgage Obligations	56	—	2	5	11,771	(1,430)	—	(55)	10,349
Total	$43,870	$—	$1,523	$37	$106,659	$(32,637)	$—	$(8,000)	$111,452

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2024, which were valued using significant unobservable inputs (level 3) amounted to $438.
There were no significant transfers into or out of level 3 for the period ended November 30, 2024.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$49,131	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 75.00% (10.56%)
			Yield (Discount Rate of Cash Flows)	5.19% - 6.52% (5.86%)

Asset-Backed Securities	49,131
	10,348	Discounted Cash Flow	Constant Prepayment Rate	90.00% (90.00%)
			Yield (Discount Rate of Cash Flows)	5.83% (5.83%)

Collateralized Mortgage Obligations	10,348
Total	$59,479

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2024, the value of these investments was $51,973. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2024	Shares at November 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.49% (a) (b)	$184,181	$2,320,398	$2,228,945	$—	$—	$275,634	275,634	$10,947	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2024.